                              December 31, 1996

                     SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                      OF

                                    [LOGO]





                                   [PICTURE]




                                     [LOGO]

                               Investment Advisor

-----------------------------------------------------------------------------
LETTER FROM THE PRESIDENT
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Dear Shareholder:

     This is First Funds semi-annual report for the six months ending December 31, 1996. In the following pages, you will find for each of the Funds a comprehensive group of accounting reports, including the Portfolio of Investments, which outlines the holdings in each Portfolio as of the end of the period. In addition, each Portfolio Manager outlines the moves in their particular market during the last two quarters of the year, then discusses how they responded within their respective Portfolios.

     As you will see by reading through the reports of each of the Portfolio Managers, this six month period presented some challenges for investors. Long-term interest rates began rising during the summer in response to stronger-than-expected economic growth, prompting the stock market to begin selling off. As we progressed into early fall, however, the economy's slower pace once again enticed investors into the financial markets--but with a somewhat more discerning eye. Quality was increasingly sought out, with larger, well-known names attracting the lion's share of investors' attention.
 The year ended with interest rates again beginning to rise, and volatility increasing in both the stock and bond markets.

     First Funds reached a milestone during the period: both the Growth & Income and Bond Portfolios turned three years old in August. Three years of performance history is significant for mutual funds, as they are graded on a one-, three-, five-, and ten-year basis, and many third-party ranking organizations will not assign a rating until a fund is able to show at least three years of performance history. Therefore, we are delighted to have passed this first hurdle for our flagship Funds. Tennessee Tax-Free Portfolio is just over one year old. We have been very proud of its performance to date, and have been gratified by shareholder response to the Fund thus far.

As always, we welcome your inquiries on our toll-free line, (800) 442-1941 or, if you prefer, please contact us in writing at 370 17th Street, Suite 2700, Denver, CO 80202. Thank you for your continued interest in the First Funds Portfolios.

Sincerely,

[SIGCUT]

Richard C. Rantzow
President


------------------------------------------------------
                   IMPORTANT NOTICE
FIRST FUNDS SHARES

*  are NOT insured by the FDIC, the Federal Reserve
   Board or any other governmental agency.

* are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National
   Association or any of its affiliates.

* involve investment risks, including the possible loss of the principal amount invested.

First Funds are managed by First Tennessee Bank
National Association, (First Tennessee), Highland
Capital Management Corp. and PNC Institutional
Management Corp. First Tennessee Bank National
Association and Highland Capital Management Corp.
are subsidiaries of First Tennessee National
Corporation. The Funds are sponsored and distributed
by ALPS Mutual Funds Services, Inc., member NASD.
------------------------------------------------------

i ---------------------------------------------------------------------------

------------------------------------------------------------------------------
FIRST FUNDS GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO MANAGERS - DAVID THOMPSON AND EDWARD GOLDSTEIN

     Mr. Thompson, Senior Portfolio Manager and Research Analyst, received his B.B.A. from the University of Mississippi in 1981 and his M.B.A. from the University of North Carolina at Chapel Hill in 1986. Prior to graduate school he was a financial analyst for Gulf Oil Corp. He has nine years of experience as a trust investment officer for major regional banks, managing both institutional and individual portfolios. He is a Chartered Financial Analyst.

     Mr. Goldstein, Senior Portfolio Manager for Highland Capital Management, graduated from Boston University in 1971. He received his M.B.A. from Columbia University in 1976. He joined Goldman, Sachs & Co. in New York where he became vice president in the international department with primary responsibility for Japan, the Middle East and Latin America. In 1985, he moved to Tokyo to establish a securities sales department for Goldman, Sachs.

SIX MONTHS IN REVIEW --------------------------------------------------------

PERFORMANCE

For the six months ended December 31, 1996, the First Funds Growth & Income Portfolio gained 11.7% versus a return of 11.8% for the S&P 500 Index.

MARKET REVIEW

The third quarter began with an abrupt about face in investor sentiment. The unrelenting investor optimism that had characterized the first half of 1996 finally gave way to fears over the strength in the economy, especially continuing strong job growth coupled with low levels of unemployment. In the past, this combination has generally resulted in rising inflation and the bond market's fairly predictable response was to begin raising long-term

------------------------------------------------------
             Growth & Income Portfolio
     Asset Type Profile as of December 31, 1996

                     [PIE CHART]

        UTILITIES                     3.9%
        BASIC MATERIALS               3.0%
        ENERGY & NATURAL RESOURCES   10.2%
        CONSUMER SERVICES             8.8%
        TECHNOLOGY                   13.4%
        FINANCE                      15.9%
        CAPITAL GOODS                14.8%
        CONSUMER NON-DURABLES        21.6%
        COMMERCIAL PAPER              7.7%
------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN FIRST FUNDS GROWTH & INCOME PORTFOLIO (CLASS I) AND THE S&P 500.

                                  [CHART]

PLEASE NOTE: CLASS I INCEPTION IS AUGUST 2, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*
--------------------------------------------------------------------------- ii

------------------------------------------------------------------------------
FIRST FUNDS GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS GROWTH & INCOME PORTFOLIO (CLASS II) AND THE S&P 500.

                                  [CHART]

PLEASE NOTE:  CLASS II INCEPTION IS DECEMBER 20, 1995.  CLASS II IS SUBJECT
TO A 5.75% INITIAL SALES LOAD AND $9,425 IS THE NET INVESTMENT AFTER THE
SALES LOAD IS DEDUCTED.  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

interest rates. With fairly lofty share prices already concerning stockholders, fear that higher interest rates might negatively affect future corporate profits led the stock market down as well. The broad S&P 500 Index fell 4.42% in July, down a full 10% from its high in mid-May. However, subsequent economic reports showing inflation still under control calmed the bond market and stocks resumed climbing to end the quarter up 3.09%.

Upward momentum continued in the fourth quarter as the stock market returned 8.34%, its best quarterly gain of the year. Economic fundamentals once again provided the fuel as third quarter Gross Domestic Product (GDP) fell to 2.1% from 4.7% in the second quarter, allowing inflation fears to remain on the back burner. The market continued its love affair with technology stocks. Other leading performers included Energy stocks, which were boosted by surprisingly strong oil and natural gas prices, and Financials, which benefited from the low inflation environment and subsequent strong earnings. Pharmaceuticals also performed well, due not only to the surprising number of new drug approvals by the FDA, but also to the industry's solid reputation as a defensive play in a tougher market environment.

The six month period was characterized by a growing sense that the tenor of the market's advance was changing. Volatility seemed to be increasing, and investor focus was narrowing to encompass a more select group of issues-- most notably, large capitalization growth stocks. Sector emphasis also reflected a somewhat more defensive tone, indicating investors were growing less tolerant of any surprises.

GROWTH & INCOME PORTFOLIO

                 Cumulative       Average Annual
               Total Return*      Total Return*

                  Since        1 Year        Since
                 Inception                 Inception
------------------------------------------------------
CLASS I           84.06%       25.61%        19.48%
CLASS II          72.43%       17.95%        17.23%
CLASS III         77.42%       24.11%        18.21%
S&P 500           80.56%       22.94%        18.88%

*TOTAL RETURNS ARE FOR THE PERIOD ENDED DECEMBER 31,
1996 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL
GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY
EXPENSE REIMBURSEMENTS.  WITHOUT THE FEE WAIVERS AND
EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD
HAVE BEEN LOWER.  FUND INCEPTION DATE IS AUGUST 2, 1993.
ON DECEMBER 9, 1993, THE PORTFOLIO COMMENCED SALES OF
CLASS III SHARES, WHICH INCLUDE A HIGHER TRANSFER AGENCY
FEE, A .75% DISTRIBUTION FEE AND A .25% SHAREHOLDER
SERVICES FEE.  PERFORMANCE INFORMATION PRIOR TO DECEMBER 9,
1993 FOR CLASS III IS BASED ON THE PERFORMANCE OF CLASS I
SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEES,
WHICH, IF INCLUDED, WOULD LOWER CLASS III PERFORMANCE.
THE PORTFOLIO COMMENCED SALES OF CLASS II SHARES ON
DECEMBER 20, 1995, WHICH INCLUDE A HIGHER TRANSFER AGENCY
FEE AND A .25% SHAREHOLDER SERVICES FEE.  PERFORMANCE
INFORMATION FOR CLASS II SHARES PRIOR TO THEIR INCEPTION
DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND
DOES NOT REFLECT THE EFFECTS OF THESE FEES WHICH, IF
INCLUDED, WOULD LOWER CLASS II PERFORMANCE.  PAST
PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

iii --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS GROWTH & INCOME PORTFOLIO
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS GROWTH & INCOME PORTFOLIO (CLASS III) AND THE S&P 500.



                                  [CHART]



PLEASE NOTE: CLASS III INCEPTION IS DECEMBER 9, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*


THE PORTFOLIO

This increasing emphasis on quality played very well for the Portfolio's investment style during the period. The philosophy which drives our approach places significant weight on a company's ability to consistently grow its earnings--regardless of strength or weakness in the underlying economy. As earnings are rarely "out of favor", these stocks not only tend to perform in line with rising markets, but also frequently remain a store of value during periods of uncertainty. Therefore, we believe firm adherence to this approach benefits investors over time.

An excellent example of this type of company is NORWEST CORPORATION, the Portfolio's largest holding, up 31% during the six month period. A bank holding company based in Minneapolis, MN, this innovative financial services company has carved out a strong niche by remaining intently focused on the consumer. In addition to its highly-visible presence in community banking throughout a 16-state region, Norwest is now the largest servicer of residential mortgages in the U.S. Other operations include consumer finance, title services, asset and investment management, and leasing; the company currently has a presence in Asia, the Caribbean, and Latin America. Long a consistent performer, 1996 was the eighth consecutive year of earnings increases.

Other strong performers for the six-month period ended 12/31/96 include Intel, up 78%, EMC, up 70%, Merck, up 24%, and Bank of Boston, up 32%.

CURRENT STRATEGY AND OUTLOOK

Looking out over the next few months, wage inflation is still a dominant concern, so we do not anticipate any significant shifts in investors' preferences for quality. Energy, Financials, and Healthcare should all remain fairly strong, and the Portfolio's strong emphasis on earnings ensures that it is generally well positioned for this environment. It seems evident that peak earnings growth is over for this cycle and that the market will continue to gravitate toward more traditional levels of volatility than it has exhibited over the past two years. This type of market creates opportunities for careful stock selection, and we believe our disciplined, bottom-up approach will benefit. Regardless of whether the economy slows in coming months or grows at a slow and steady pace, we feel confident that the market will continue to gravitate to the high quality, consistent growth names emphasized in the Portfolio.

iv ----------------------------------------------------------------------------
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FIRST FUNDS BOND PORTFOLIO
-----------------------------------------------------------------------------

BOND PORTFOLIO MANAGERS - JAMES TURNER AND STEVEN WISHNIA

     Mr. Turner is Vice President and Senior Fixed Income Portfolio Manager with Highland Capital. He graduated from the U.S. Military Academy in 1959 and received a M.S. degree from Stanford University in 1964. He is a Chartered Financial Analyst. Mr. Turner was an Assistant Vice President with the Trust Investment Department of FirsTier Bank, N.A. in Omaha, Nebraska prior to joining Highland Capital Management.

     A 1972 Pace University graduate, Mr. Wishnia worked for Chase Manhattan's trust department from 1970 to 1971 and for Delphi Capital Management Corp., New York from 1971 to 1973. From 1973 to 1975, he was Treasurer of S.G. Securities, a closed-end mutual fund in Boston, Massachusetts. From August 1975 until co-founding Highland Capital Management Corp., Mr. Wishnia worked for Highland Investment Corporation.

SIX MONTHS IN REVIEW ---------------------------------------------------------

PERFORMANCE

For the six month period ended December 31, 1996, the First Funds Bond Portfolio returned 4.80% against a 4.88% return for the Lehman Brothers Government/Corporate Bond Index.

MARKET REVIEW

The strength of the U.S economy continued to worry fixed income investors, as renewed inflation could heavily impact the future value of interest payments. With the bond market extremely sensitive to every nuance imbedded in each release of economic data, it is not surprising that the last two quarters were characterized by volatility. Strong economic growth early in the third quarter was greeted with steadily rising bond market

------------------------------------------------------
                    Bond Portfolio
      Asset Type Profile as of December 31, 1996

                     [PIE CHART]

     UTILITIES                               1.7%
     MORTGAGE-BACKED OBLIGATIONS             4.4%
     U.S. GOVERNMENT & AGENCY OBLIGATIONS   41.7%
     FOREIGN BOND                            1.3%
     CORPORATE BOND & NOTES                 49.8%
------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN FIRST FUNDS BOND PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                  [CHART]

PLEASE NOTE: CLASS I INCEPTION IS AUGUST 2, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

--------------------------------------------------------------------------- v

-----------------------------------------------------------------------------
FIRST FUNDS BOND PORTFOLIO
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS BOND PORTFOLIO (CLASS II) AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                  [CHART]

PLEASE NOTE: CLASS II INCEPTION IS DECEMBER 20, 1995. CLASS II IS SUBJECT TO A 3.75% SALES LOAD AND $9,625 IS THE NET INVESTMENT AFTER THE SALES LOAD IS DEDUCTED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

yields. Intermediate-term rates rose as high as 6.98% by early September, with longer-term 30-year bonds reaching 7.11%. Yields were subsequently driven back later in the quarter, however, as data began to reflect a more substainable level of growth. Both the 10-year and 30-year issues rallied sharply and by early December, yields had dropped to 6.05% and 6.36%, respectively. Investors were seemingly unwilling to be lulled by good news, though; remarks made by Federal Reserve Board Chairman Alan Greenspan drew a bearish response, and the bond market proceeded to retreat further as year-end economic data indicated the on-again off-again acceleration of economic growth was on again.

PORTFOLIO UPDATE

This type of environment creates challenges for portfolio managers. However, while the bond market was fairly weak by year-end, the volatility of the period actually provided some opportunities to enhance the Portfolio. At the beginning of the third quarter, the Portfolio reflected management's fairly neutral outlook on interest rates. But by mid-quarter the steady drop in bond prices was beginning to look somewhat overdone and advantage was taken of the market's pessimism to add some attractive corporate issues to the Portfolio. In addition to modestly increasing yields, somewhat longer maturities also benefited the Portfolio when bond prices did indeed begin to rise.

Credit quality of the Portfolio was AA. The most significant change was the increase in the number of corporate issues in the Portfolio, bringing that weighting

BOND PORTFOLIO
                 Cumulative       Average Annual
               Total Return*      Total Return*

                  Since        1 Year        Since
                 Inception                 Inception
------------------------------------------------------
CLASS I           20.52%        1.91%         5.60%
CLASS II          15.19%       (2.28)%        4.21%
CLASS III         15.71%         .91%         4.35%
LEHMAN BROS.      21.18%        2.91%         5.78%
GOV'T/CORP
BOND INDEX

*TOTAL RETURNS ARE FOR THE PERIOD ENDED DECEMBER 31, 1996 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. FUND INCEPTION DATE IS AUGUST 2, 1993. ON DECEMBER 2, 1993, THE PORTFOLIO COMMENCED SALES OF CLASS III SHARES, WHICH INCLUDE A HIGHER TRANSFER AGENCY FEE, A .75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. PERFORMANCE INFORMATION PRIOR TO DECEMBER 2, 1993 FOR CLASS III IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECT OF THESE FEES, WHICH, IF INCLUDED, WOULD LOWER CLASS III PERFORMANCE. THE BOND PORTFOLIO COMMENCED SALES OF CLASS II SHARES ON DECEMBER 20, 1995. THESE SHARES INCLUDE A HIGHER TRANSFER AGENCY FEE AND A .25% SHAREHOLDER SERVICES FEE. PERFORMANCE INFORMATION FOR CLASS II SHARES PRIOR TO THEIR INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEE WHICH, IF INCLUDED, WOULD LOWER CLASS II PERFORMANCE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

vi ---------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS GROWTH & INCOME PORTFOLIO
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS BOND PORTFOLIO (CLASS III) AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                  [CHART]

PLEASE NOTE: CLASS III INCEPTION IS DECEMBER 2, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

from about 38% to 52% by year-end. Generally attractive sectors included banks and industrials; credits of companies with stable-to-improving financial situations were also selectively added to the Portfolio. Government and agency issues totaled nearly 42% of the Portfolio at year end.

CURRENT STRATEGY AND OUTLOOK

Going forward, management remains cautious. With the business cycle at a fairly mature stage, all eyes are on the Fed. Wage and employment statistics are being closely watched for signs of inflation, as that is where pressure seems the greatest. Until a clear direction emerges, however, management will try to maintain an index-neutral stance in the Portfolio, taking advantage of any sell-offs to add value.

--------------------------------------------------------------------------- vii

-----------------------------------------------------------------------------
FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO
-----------------------------------------------------------------------------

TENNESSEE TAX-FREE PORTFOLIO MANAGER - RALPH HERBERT

     Mr. Herbert, Vice President and Portfolio Manager, has seventeen years experience in the financial services industry and specializes in fixed income securities. Before joining First Tennessee in 1991, he was with Valley Fidelity Bank and Trust Company (Valley), Knoxville, Tennessee, for three years. For the two years prior to joining Valley, he was a municipal debt underwriter.

SIX MONTHS IN REVIEW --------------------------------------------------------

PERFORMANCE

For the six-month period ended December 31, 1996, the First Funds Tennessee Tax-Free Portfolio returned 5.03%, as compared to a return of 4.66% over the same period for the Lehman 10-Year Municipal Bond Index.

MARKET REVIEW

The municipal market ended the second half of 1996 just as it had spent most of the year: on a down note. The economy was stronger than expected in the third quarter, although the throttle seemed to ease off a little in the fourth quarter. Rising inflation is the primary worry, of course, but the underlying culprit for the market's mood is the uncertainty surrounding the Fed's next move. Markets hate uncertainty and, although there is a wealth of information available, statistics regarding future inflation were conflicting over most of the period. Many pundits who had been calling for the Fed to lower rates earlier in the year reversed themselves by year-end, instead expecting

------------------------------------------------------
             Tennessee Tax-Free Portfolio
      Asset Type Profile as of December 31, 1996

                     [PIE CHART]

        MUTUAL FUNDS                  5.5%
        REVENUES BONDS               32.6%
        GENERAL OBLIGATION BONDS     61.9%

------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

                                  [CHART]

PLEASE NOTE: CLASS I INCEPTION IS DECEMBER 15, 1995. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

viii -------------------------------------------------------------------------

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FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS II) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

                                  [CHART]

PLEASE NOTE: CLASS II INCEPTION IS DECEMBR 29, 1995. CLASS II IS SUBJECT TO A 3.75% INITIAL SALES LOAD AND $9,625 IS THE NET INVESTMENT AFTER THE SALES LOAD IS DEDUCTED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

the Fed to tighten early in 1997. This lack of clear direction was a strong factor in the market's drift.

Municipal bonds in general faired better than their taxable counterparts, due primarily to less price volatility. Both 10-year and 5-year general obligation bonds finished the year up 4.78% and 4.63%, respectively. The Lehman Municipal Bond Index finished the year up 4.43%.

PORTFOLIO UPDATE

We took advantage of weakness wherever possible during the period; as new money flowed into the Portfolio throughout the summer and fall, we purchased bonds with longer maturities. This benefited the Portfolio not only by raising the overall yield but also creates opportunities for price appreciation when yields get pushed back down. Extension swaps--trading some of the Portfolio's existing shorter-term issues for ones with longer maturities--were done for the same reason. This repositioning of the Portfolio paid off well later in the fall as the market began to rally. More importantly, perhaps, the Portfolio's intermediate maturity structure helped to insulate it from the market's drop in December. As well, since lower quality investments suffer the most when the bond market begins to fall, the high quality of issues found throughout the Portfolio assisted in retaining value.

CURRENT STRATEGY AND OUTLOOK

Inflation appears to remain in check, with the possible exception of growth in average hourly earnings and the overall number of jobs in the economy. This, of course, creates pressure. Higher wages mean more money is available for spending, which tends to push up prices

TENNESSEE TAX-FREE PORTFOLIO

                 Cumulative       Average Annual
               Total Return*      Total Return*

                  Since        1 Year        Since
                 Inception                 Inception
------------------------------------------------------
CLASS I            4.35%        3.60%         4.14%
CLASS II           0.46%       (0.16)%        0.44%
CLASS III          4.10%        3.35%         3.90%
LEHMAN BROS.       4.54%        4.54%         4.54%
10-YEAR
MUNICIPAL
BOND INDEX

*TOTAL RETURNS ARE FOR THE PERIOD ENDED DECEMBER 31, 1996 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. FUND INCEPTION DATE IS DECEMBER 15, 1995. ON DECEMBER 15, 1995, THE PORTFOLIO COMMENCED SALES OF CLASS III SHARES, WHICH INCLUDE A HIGHER TRANSFER AGENCY FEE, A .50% DISTRIBUTION FEE. ON DECEMBER 29, 1995, THE PORTFOLIO COMMENCED SALES OF CLASS II SHARES, WHICH INCLUDE A HIGHER TRANSFER AGENCY FEE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

---------------------------------------------------------------------------- ix

-----------------------------------------------------------------------------
FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS III) AND THE LEHMAN BROTHER 10-YEAR MUNICIPAL BOND INDEX.

                                  [CHART]

PLEASE NOTE: CLASS III INCEPTION IS DECEMBER 15, 1995. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

throughout the economy. At present, this seems to be the most likely source of increasing inflation. And, because inflation ultimately reduces both the value of individual bonds and the stream of interest payments investors receive for holding bonds, inflation is a bondholder's worst enemy. On the positive side, the economy continues to grow. Lower mortgage rates available during the fourth quarter meant housing remained strong and we see this continuing into the near term.

We expect returns will be modest in 1997, much as they were in 1996. Over the short term, the Portfolio will be positioned with somewhat shorter duration to protect against tightening by the Fed. If it appears that the economy is slowing after the first quarter, we will extend the average maturity as opportunities present themselves.

x ----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

DEFINITION OF COMMON TERMS

GAIN (OR LOSS)

     If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is "realized" upon the sale of a security; if a Portfolio's net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

DIVIDEND

     Net income distributed to shareholders generated by securities in a Portfolio. The Bond, Tennessee Tax-Free and all the Money Market Portfolios pay dividends monthly. The Growth & Income Portfolio pays dividends quarterly.

NET ASSET VALUE (NAV)

     Total market value of all securities and other assets held by a Portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total market value of your investment would be the NAV multiplied by the number of shares you own. NAV generally fluctuates daily for all the First Funds Portfolios except the Money Market Portfolios, which seek to maintain a stable $1.00 per share NAV.

CERTIFICATES OF PARTICIPATION

     Certificates of participation (COPs), or lease-secured bonds, represent a bondholder's proportionate interest in rental payments made under a municipal lease contract. The payments are normally made pursuant to a lease and trust agreement. This type of tax-exempt municipal leasing has become an attractive alternative to traditional bond financing.

INSURED BONDS

     Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and interest of the issuer. Examples of such companies would be MBIA (Municipal Bond Investors Assurance Corporation), or AMBAC (American Municipal Bond Assurance Corporation). Bonds insured by either AMBAC or MBIA are rated AAA.

GENERAL OBLIGATION BONDS

     General obligation bonds (GOs) are debts backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds, street bonds and so on. These bonds are also known as FULL FAITH AND CREDIT bonds because the debt is a general obligation of the issuer.

REVENUE BONDS

     Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.

BOND RATINGS

     The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody's and Standard & Poor's. The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody's and Standard & Poor's rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated issues are sound investments. The rating symbols of the two services are shown in the accompanying table.

-------------------------------------------------------------------
                  MOODY'S INVESTORS     STANDARD & POOR'S CORP.
                  SERVICES, INC.        (PLUS (+) OR MINUS (-))

Prime             Aaa                   AAA
Excellent         Aa                    AA
Good              A                     A
Average           Baa                   BBB
Fair              Ba                    BB
Poor              B                     B
Marginal          Caa                   C
-------------------------------------------------------------------

---------------------------------------------------------------------------- xi
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FIRST FUNDS SEMI-ANNUAL REPORT
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DEFINITION OF COMMON TERMS (CONTINUED)

SEC YIELD

     The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field. The SEC yield does not take into account income derived from capital gains, option writing, futures, or return of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

TOTAL RETURN

     Total return measures a Portfolio's performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average semi-annual basis or a cumulative basis (total change over a given period).

     Whenever a Portfolio, other than a Money Market Portfolio, reports any type of performance, it must also report the average semi-annual total return according to the standardized calculation developed by the SEC. This standardized calculation was introduced to help investors compare different mutual funds on an equal performance basis. The SEC average semi-annual total return calculation includes the effects of all of the fund's fees and expenses, and assumes the reinvestment of all dividends and capital gains.

DEFINITION OF INDICES

STANDARD & POOR'S 500 is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains.

LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX, an unmanaged index, is a broad measure of municipal bond performance and includes reinvestment of dividends and capital gains.

xii --------------------------------------------------------------------------

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FIRST FUNDS SEMI-ANNUAL REPORT
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GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)
                                                        VALUE
                                           SHARES      (NOTE 1)
                                           -------   ------------
COMMON STOCKS - 91.6%
BASIC MATERIALS - 3.0%
Morton International, Inc.                 171,700   $  6,996,775
                                                     ------------
CAPITAL GOODS - 14.8%
Belden, Inc.                               238,400      8,820,800
General Electric Co.                        78,200      7,732,025
Grainger (W.W.), Inc.                       65,800      5,280,450
WMX Technologies, Inc.                     227,500      7,422,188
York International Corp.                    92,600      5,174,025
                                                     ------------
TOTAL CAPITAL GOODS                                    34,429,488
                                                     ------------
CONSUMER NON-DURABLES - 21.6%
Abbott Laboratories                        148,400      7,531,300
Elan Corp. ADR*                            233,100      7,750,575
Merck & Co., Inc.                           79,500      6,300,375
Pepsico Inc.                               137,400      4,018,950
Proctor & Gamble Co.                        29,550      3,176,625
Sara Lee Corp.                             182,650      6,803,712
Schering-Plough Corp.                      113,100      7,323,225
Sysco Corp.                                222,400      7,255,800
                                                     ------------
TOTAL NON-DURABLES                                     50,160,562
                                                     ------------
CONSUMER SERVICES - 8.8%
Belo (A.H.) Corp., Class A                 173,300      6,043,837
Federated Department Stores*               189,400      6,463,275
Interpublic Group of Companies, Inc.       168,800      8,018,000
                                                     ------------
TOTAL CONSUMER SERVICES                                20,525,112
                                                     ------------
ENERGY & NATURAL RESOURCES - 10.2%
Coastal Corp.                              128,300      6,270,663
Repsol S.A. ADR                            160,617      6,123,523
Texaco, Inc.                                56,500      5,544,063
YPF S.A. ADR                               225,500      5,693,875
                                                     ------------
TOTAL ENERGY & NATURAL RESOURCES                       23,632,124
                                                     ------------
FINANCE - 15.9%
Bank of Boston Corp.                       115,000      7,388,750
Chase Manhattan Corp.                       83,400      7,443,450
Federal National Mortgage Association      186,000      6,928,500
Norwest Corp.                              212,700      9,252,450
UNUM Corp.                                  80,500      5,816,125
                                                     ------------
TOTAL FINANCE                                          36,829,275
                                                     ------------
TECHNOLOGY - 13.4%
Airtouch Communications, Inc.*             283,200      7,150,800
EMC Corp.*                                 195,800      6,485,875
Intel Corp.                                 44,600      5,837,025
Motorola, Inc.                             101,600      6,235,700
Sprint Corp.                               133,200      5,311,350
                                                     ------------
TOTAL TECHNOLOGY                                       31,020,750
                                                     ------------
UTILITIES - 3.9%
GTE Corp.                                  199,400      9,072,700
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $158,263,160)                                 212,666,786
                                                     ------------

DUE                                 PRINCIPAL           VALUE
DATE           COUPON                AMOUNT            (NOTE 1)
----           ------              -----------       ------------
SHORT-TERM INVESTMENTS - 8.4%
COMMERCIAL PAPER - 7.7%
American Express
01/09/97       5.632%              $ 2,000,000       $  2,000,000
Commercial Credit
01/14/97       5.434%                2,000,000          2,000,000
Exxon Imperial
01/10/97       5.350%                2,000,000          1,997,325
First Chicago Corp.
01/07/97       5.320%                1,500,000          1,498,670
01/15/97       5.420%                1,500,000          1,496,838
Ford Motor Corp.
01/02/97       5.424%                2,000,000          2,000,000
GE Capital Management
01/23/97       5.414%                2,000,000          2,000,000
Merrill Lynch Co.
01/02/97       5.350%                2,000,000          1,999,703
North Shore Gas
01/09/97       5.850%                1,000,000            998,700
Wisconsin Power & Light
01/15/97       5.300%                2,000,000          1,995,878
                                                     ------------
TOTAL COMMERCIAL PAPER                                 17,987,114
                                                     ------------
                                     MATURITY
                                      AMOUNT
                                     ---------
REPURCHASE AGREEMENTS - 0.7%
HSBC Securities, Inc., 5.50%,
dated 12/31/96, due 01/02/97,
collateralized by $1,600,000
U.S. Treasury Note, 5.875%,
due 07/31/97                         1,601,889          1,601,400
                                                     ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $19,588,514)                                   19,588,514
                                                     ------------
TOTAL INVESTMENTS - 100%
  (Cost $177,851,674)                                $232,255,300
                                                     ------------
                                                     ------------
*Non-income producing security
ADR - American Depository Receipt

UNREALIZED GAINS AND LOSSES ON INVESTMENTS:

At December 31, 1996, the net unrealized appreciation based on cost for income tax purposes of $177,899,220 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                               $ 55,546,925

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                 (1,190,845)
                                                     ------------
Net unrealized appreciation                          $ 54,356,080
                                                     ------------
                                                     ------------
OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six-months ended December 31, 1996 aggregated $39,156,193 and $30,764,493, respectively.

   The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 1

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FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                              PRINCIPAL           VALUE
DATE           COUPON                             AMOUNT            (NOTE 1)
----           ------                           -----------       ------------

U.S GOVERNMENT & AGENCY OBLIGATIONS - 41.7%
U.S. TREASURY BONDS
05/15/16      7.250%                           $ 13,640,000       $ 14,402,994
08/15/17      8.875%                              4,055,000          5,005,391

U.S. TREASURY NOTES
05/31/98      5.375%                              6,000,000          5,955,000
04/30/00      6.750%                              7,335,000          7,474,827
08/15/02      6.375%                              6,555,000          6,598,020
02/15/04      5.875%                              8,390,000          8,169,763
08/15/05      6.500%                                500,000            503,438

FEDERAL NATIONAL MORTGAGE ASSOCIATION
10/11/06      7.150%                              2,000,000          2,006,458
                                                                  ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $50,247,514)                                                50,115,891
                                                                  ------------
CORPORATE BONDS & NOTES - 51.6%
BASIC MATERIALS - 2.8%
BHP Finance USA
03/01/06      6.690%                              2,270,000          2,216,732
USX Corp.
01/21/99      8.050%                              1,190,000          1,225,167
                                                                  ------------
TOTAL BASIC MATERIALS                                                3,441,889
                                                                  ------------
CAPITAL GOODS - 8.9%
Dover Corp.
11/15/05      6.450%                              1,900,000          1,842,515
Lockheed Martin
03/15/03      6.750%                              2,300,000          2,292,226
05/15/01      6.850%                              2,000,000          2,018,652
Raytheon Co.
07/15/05      6.500%                              2,350,000          2,277,279
Tyco International Limited
11/01/01      6.500%                              2,250,000          2,227,946
                                                                  ------------
TOTAL CAPITAL GOODS                                                 10,658,618
                                                                  ------------
CONSUMER NON-DURABLES - 5.2%
American Home Products Corp.
02/15/00      7.700%                              2,000,000          2,073,712
Anheuser Busch
09/01/05      7.000%                              2,300,000          2,309,651
Philip Morris
12/01/99      7.125%                              1,870,000          1,897,865
                                                                  ------------
TOTAL CONSUMER NON-DURABLES                                          6,281,228
                                                                  ------------
CONSUMER SERVICES - 5.2%
Federal Express Corp.
03/23/10      8.400%                              1,750,000          1,892,870
Price/Costco, Inc.
06/15/05      7.125%                              2,275,000          2,249,140
Waste Management
10/01/02      7.700%                              2,000,000          2,099,220
                                                                  ------------
TOTAL CONSUMER SERVICES                                              6,241,230
                                                                  ------------

DUE                                              PRINCIPAL           VALUE
DATE           COUPON                             AMOUNT            (NOTE 1)
----           ------                           -----------       ------------

CORPORATE BONDS & NOTES (CONTINUED)
FINANCE - 22.8%
Associates Corp. of North America
09/17/99      6.680%                             $1,230,000        $ 1,242,216
Bankers Trust - NY Corp.
03/15/06      7.125%                              2,250,000          2,238,750
Barnett Cap II 144A**
12/01/26      7.950%                              2,400,000          2,402,472
CNA Financial
11/15/03      6.250%                              2,215,000          2,134,225
Donaldson, Lufkin & Jenrette
02/15/16      5.625%                              2,000,000          1,916,134
First Chicago
01/15/03      7.625%                              1,700,000          1,767,123
Ford Capital
05/01/98      9.125%                                910,000            944,043
Ford Motor Credit
09/25/01      7.000%                              2,400,000          2,437,694
General Motors Acceptance Corp.
02/15/01      5.625%                              2,250,000          2,167,868
Lehman Brothers, Inc.
02/01/01      6.125%                              2,300,000          2,239,308
Morgan Stanley Group, Inc.
10/01/03      6.125%                              2,200,000          2,106,531
Norwest Corp.
12/01/05      6.200%                              2,050,000          1,963,113
Wachovia Corp.
11/15/06      6.625%                              2,100,000          2,058,292
Wells Fargo Capital
12/15/26      7.960%                              1,800,000          1,793,745
                                                                  ------------
TOTAL FINANCE                                                       27,411,514
                                                                  ------------
TRAVEL & TRANSPORTATION - 3.1%
Northwest Airlines Corp.
01/02/15      7.670%                              1,500,000          1,547,505
Union Pacific Corp.
01/15/04      6.125%                              2,250,000          2,147,760
                                                                  ------------
TOTAL TRAVEL & TRANSPORTATION                                        3,695,265
                                                                  ------------
UTILITIES - 3.6%
GTE
11/01/08      6.900%                              2,250,000          2,235,060
Public Service Electric & Gas
11/01/01      7.875%                              2,000,000          2,075,458
                                                                  ------------
TOTAL UTILITIES                                                      4,310,518
                                                                  ------------
TOTAL CORPORATE BONDS & NOTES
  (Cost $62,144,115)                                                62,040,272
                                                                  ------------
FOREIGN BOND - 1.2%
Fomento Economico Mexico S.A.
07/22/97      9.500%                              1,500,000          1,516,875
  (Cost $1,508,579)
                                                                  ------------

   The accompanying notes are an integral part of the financial statements.
2  ----------------------------------------------------------------------------
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FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                              PRINCIPAL           VALUE
DATE           COUPON                             AMOUNT            (NOTE 1)
----           ------                           -----------       ------------

ASSET BACKED - 0.0%
Security Pacific Home Equity Loan,
Series 1991-2 A
06/15/20      8.100%                                 14,533             14,533
  (Cost $14,777)
                                                                  ------------
MORTGAGE-BACKED OBLIGATIONS - 4.4%
Federal Home Loan Mortgage Corp.,
Series 1698-E
10/15/06      6.000%                           $  2,400,000       $  2,373,768
Federal National Mortgage Association,
1994-M3, Class B
04/25/06      7.710%                              2,225,000          2,292,445
Guaranteed Mortgage Corp. III,
Series L
07/20/19      9.050%                                100,002            100,524
Resolution Trust Corp.,
Series 1992-8 A
12/25/26      8.250%                                 74,358             74,358
Resolution Trust Corp.,
Series 1992-C6
07/25/24      6.625%*                               435,303            436,119
                                                                  ------------
TOTAL MORTGAGE-BACKED OBLIGATIONS
  (Cost $5,311,486)                                                  5,277,214
                                                                  ------------

                                                 MATURITY
                                                  AMOUNT
                                                 --------
REPURCHASE AGREEMENTS - 1.1%
HSBC Securities, Inc., 5.500%, dated
12/31/96, due 01/02/97, collateralized
by $1,275,000 U.S. Treasury Note, 5.875%
due 07/31/97                                      1,278,591          1,278,200
   (Cost $1,278,200)
                                                                  ------------
TOTAL INVESTMENTS - 100%
  (Cost $120,504,671)                                             $120,242,985
                                                                  ------------
                                                                  ------------

*Floating or variable rate security - rate disclosed as of December 31, 1996.

**Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, this security amounted to a value of $2,402,472 or 2.0% of net assets.

UNREALIZED GAINS AND LOSSES ON INVESTMENTS:

At December 31, 1996, the net unrealized depreciation based on cost for income tax purposes of $120,506,453 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                            $    878,702

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                              (1,142,170)

Net unrealized depreciation                                       $   (263,468)
                                                                  ------------
                                                                  ------------

As of June 30, 1996, the Bond Portfolio had a capital loss carryover of approximately $962,000 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2003.

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six-months ended December 31, 1996 aggregated $43,724,812 and $33,546,301, respectively.

   The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 3
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FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

TENNESSEE TAX-FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                              PRINCIPAL           VALUE
DATE           COUPON                             AMOUNT            (NOTE 1)
----           ------                           -----------       ------------

GENERAL OBLIGATION BONDS - 61.9%
Bradley County Tennessee
03/01/08      5.200%                              $ 320,000       $    321,414
Cleveland Tennessee
09/01/09      5.375%                                330,000            334,151
Collierville Tennessee
11/01/10      5.300%                                475,000            469,466
Grundy County Tennessee
05/01/06      5.350%                                300,000            311,562
Hamilton County Tennessee
09/01/05      5.000%                                300,000            306,327
Johnson City Tennessee
06/01/12      5.900%                                245,000            253,891
Knox County Tennessee
04/01/08      5.100%                                350,000            352,079
Knoxville Tennessee
05/01/08      5.300%                                350,000            357,469
Memphis Tennessee
08/01/06      5.200%                                500,000            512,520
Metropolitan Nashville
05/15/05      5.000%                                350,000            356,209
07/01/13      5.125%                                500,000            482,190
Oak Ridge Tennessee
07/01/10      5.550%                                500,000            509,200
Putnam County Tennessee
04/01/07      5.100%                                330,000            334,633
Rutherford County Tennessee
04/01/09      5.250%                                500,000            503,600
Sevier County Tennessee
04/01/12      5.600%                                400,000            402,684
Shelby County Tennessee
03/01/11      5.800%                                400,000            411,592
State of Tennessee
03/01/07      5.400%                                240,000            250,596
Weakly County Tennessee
05/01/09      5.000%                                350,000            344,285
Wilson County Tennessee
06/01/13      5.500%                                500,000            496,240
                                                                  ------------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $7,237,392)                                                  7,310,108
                                                                  ------------
REVENUE BONDS - 32.6%
HOSPITAL - 6.1%
Jackson Hospital
04/01/10      5.500%                                400,000            406,228
Knox County Tennessee Health &
Education (Ft. Sanders Hospital)
01/01/11      5.750%                                300,000            307,848
                                                                  ------------
TOTAL HOSPITAL                                                         714,076
                                                                  ------------
HOUSING - 9.4%
Tennessee Housing Development
Authority
07/01/00      4.950%                                250,000            254,253
01/01/11      5.800%                                400,000            409,100
                                                                  ------------
TOTAL HOUSING                                                        1,109,676
                                                                  ------------

DUE                                              PRINCIPAL           VALUE
DATE           COUPON                             AMOUNT            (NOTE 1)
----           ------                           -----------       ------------

REVENUE BONDS (CONTINUED)
STATE AUTHORITY - 6.4%
Tennessee State Local Development
Authority
03/01/11      5.750%                              $ 250,000       $    251,758
Tennessee State School Board Authority
05/01/11      5.500%                                500,000            506,215
                                                                  ------------
TOTAL STATE AUTHORITY                                                  757,973
                                                                  ------------
UTILITY - 10.7%
Knoxville Tennessee Electric
07/01/12      5.700%                                500,000            507,860
Knoxville Tennessee Gas
03/01/08      5.050%                                400,000            400,312
La Follette Tennessee Electrical Systems
06/01/11      5.800%                                430,000            446,323
Lawrenceburg Tennessee Electric
07/01/06      5.200%                                345,000            353,842
                                                                  ------------
TOTAL UTILITY                                                        1,262,014
                                                                  ------------
TOTAL REVENUE BONDS
  (Cost $3,809,261)                                                  3,843,739
                                                                  ------------
                                                     SHARES
                                                     ------
MUTUAL FUNDS - 5.5%
Federated Tennessee Municipal
Cash Trust                                          652,686            652,686
  (Cost $652,686)
                                                                  ------------
TOTAL INVESTMENTS - 100%
  (Cost $11,699,339)                                              $ 11,806,533
                                                                  ------------
                                                                  ------------
UNREALIZED GAINS AND LOSSES ON INVESTMENTS:

At December 31, 1996, the net unrealized depreciation based on cost for income tax purposes of $11,699,339 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                            $    130,779

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                                 (23,585)
                                                                  ------------
Net unrealized depreciation                                       $    107,194
                                                                  ------------
                                                                  ------------
OTHER INFORMATION:

The Tennessee Tax-Free Portfolio intends to elect to defer to its fiscal year ending June 30, 1997 $7,688 of losses recognized during the period November 1, 1995 to June 30, 1996.

Purchases and sales of securities, other than short-term securities, for the six-months ended December 31, 1996 aggregated $10,546,262 and $7,257,236, respectively.

    The accompanying notes are an integral part of the financial statements.
4 ----------------------------------------------------------------------------
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FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE        DISCOUNT RATE OR                      PRINCIPAL           VALUE
DATE         COUPON RATE                          AMOUNT            (NOTE 1)
----       ----------------                     -----------       ------------
U.S. TREASURY OBLIGATIONS - 55.4%
U.S. TREASURY NOTES
01/15/97      8.00%                             $ 3,000,000       $  3,002,426
01/31/97      7.50%                               2,000,000          2,002,935
02/28/97      6.75%                               3,485,000          3,491,274
02/28/97      6.88%                               1,000,000          1,002,299
03/31/97      6.63%                               1,000,000          1,002,974
04/15/97      8.50%                               1,000,000          1,008,293
04/30/97      6.50%                               8,000,000          8,025,233
05/15/97      6.50%                               1,775,000          1,780,627
05/15/97      8.50%                               1,000,000          1,010,811
05/31/97      6.13%                               1,000,000          1,002,971
07/31/97      5.88%                               2,000,000          2,004,897
08/15/97      6.50%                                 500,000            501,376
08/31/97      6.00%                               3,000,000          3,010,149
09/30/97      5.75%                               2,000,000          2,003,669
10/15/97      8.75%                               2,000,000          2,048,763
10/31/97      5.63%                               1,000,000          1,001,147

U.S. TREASURY BILLS
01/02/97      5.06%                              25,000,000         25,000,000
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     58,899,844
                                                                  ------------
                                                 MATURITY
                                                  AMOUNT
                                                -----------
REPURCHASE AGREEMENTS  44.6%
HSBC Securities Inc., 5.750%, dated
12/31/96, due 01/02/97, collateralized
by $10,910,000 U.S. Treasury Bond,
12.00%, due 08/15/13                             15,814,050         15,809,000

Donaldson, Lufkin & Jenrette Securities
Corp., 6.00%, dated 12/31/96, due
01/02/97, collateralized by $15,301,000
U.S. Treasury Note, 7.13% due
02/29/00                                         15,814,270         15,809,000

Lehman Brothers, 6.75%, dated
12/31/96, due 01/02/97, collateralized
by $12,130,000 U.S. Treasury Bond,
10.75%, due 08/15/05                             15,814,928         15,809,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS                                         47,427,000
                                                                  ------------
TOTAL INVESTMENTS - 100%                                          $106,326,844
                                                                  ------------
                                                                  ------------
INCOME TAX INFORMATION:

Total cost for Federal income tax purposes - $106,326,844

The U.S. Treasury Money Market Portfolio intends to elect to defer to its fiscal year ending June 30, 1997 $6,168 of losses recognized during the period November 1, 1995 to June 30, 1996.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE        DISCOUNT RATE OR                      PRINCIPAL           VALUE
DATE         COUPON RATE                          AMOUNT            (NOTE 1)
----       ----------------                     -----------       ------------

U.S. TREASURY OBLIGATIONS - 12.9%
U.S TREASURY NOTES
01/31/97      7.50%                             $ 2,500,000       $  2,503,730
02/28/97      6.75%                               2,000,000          2,003,636
02/28/97      6.88%                               1,000,000          1,002,299
05/31/97      6.75%                               1,000,000          1,005,189
08/31/97      6.00%                               2,000,000          2,006,291
09/30/97      5.75%                               2,000,000          2,003,669
10/31/97      5.63%                               1,000,000          1,001,147
10/31/97      5.75%                               1,000,000          1,002,279
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     12,528,240
                                                                  ------------
U.S. GOVERNMENT OBLIGATIONS - 74.6%
Federal Home Loan Bank
01/09/97      5.21%                               1,000,000            998,987
01/24/97      5.48%*                              5,000,000          4,996,842
02/13/97      5.25%                               1,000,000            993,875
06/23/97      5.37%                               1,500,000          1,461,515
Federal Home Loan Mortgage Corp.
01/23/97      5.30%                               2,000,000          1,993,817
02/24/97      5.28%                               2,000,000          1,984,453
Federal National Mortgage Association
01/03/97      5.40%*                              5,000,000          4,996,869
01/07/97      5.32%                               5,000,000          5,000,000
01/07/97      5.42%*                              5,000,000          4,998,192
01/10/97      5.53%                               1,000,000            998,771
01/10/97      7.60%                               1,000,000          1,000,406
01/29/97      5.23%                               2,500,000          2,490,193
02/20/97      5.26%                               1,000,000            992,840
03/06/97      5.31%*                              5,000,000          4,999,348
03/24/97      5.47%                               1,000,000            987,692
04/21/97      5.18%                               2,000,000          1,968,632
05/09/97      5.15%                               1,955,000          1,919,481
05/29/97      5.15%                               2,000,000          1,957,942
Student Loan Marketing Association
01/07/97      5.57%*                             12,650,000         12,647,439
                                                                  ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                   72,384,770
                                                                  ------------
                                                 MATURITY
                                                  AMOUNT
                                                -----------
REPURCHASE AGREEMENTS  12.5%
HSBC Securities Inc., 5.75%, dated
12/31/96, due 01/02/97, collateralized
by $4,190,000 U.S. Treasury Bond, 12.00%,
due 08/15/13                                      6,081,942          6,080,000

Donaldson, Lufkin & Jenrette Securities
Corp., 6.00%, dated 12/31/96, due
01/02/97, collateralized by $6,253,000
U.S. Treasury Note, 5.13%, due 11/30/98           6,082,027          6,080,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS                                         12,160,000
                                                                  ------------
TOTAL INVESTMENTS - 100%                                          $ 97,073,010
                                                                  ------------
                                                                  ------------

   The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 5

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

*Floating or variable rate security - rate disclosed as of December 31, 1996.

INCOME TAX INFORMATION:

Total cost for Federal income tax purposes - $97,073,010

The U.S. Government Money Market Portfolio intends to elect to defer to its fiscal year ending June 30, 1997 $2,691 of losses recognized during the period November 1, 1995 to June 30, 1996.

MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE        DISCOUNT RATE OR                      PRINCIPAL           VALUE
DATE         COUPON RATE                          AMOUNT            (NOTE 1)
----       ----------------                     -----------       ------------

MUNICIPAL BONDS & NOTES - 100.0%
CALIFORNIA - 2.4%
Los Angeles County Trans
06/30/97      4.50%                             $ 2,000,000       $  2,006,136
                                                                  ------------
COLORADO - 3.6%
Colorado Health Facilities Authority
01/07/97      4.15%*                              3,000,000          3,000,000
                                                                  ------------
GEORGIA - 3.3%
Thomasville Georgia, Payroll
Development Authority
01/07/97      4.30%*                              2,750,000          2,750,000
                                                                  ------------
ILLINOIS - 8.3%
Illinois Development Authority
01/07/97      4.40%*                              2,200,000          2,200,000
Peoria Illinois Industrial Development
01/07/97      4.30%*                              2,865,000          2,865,000
Quad Cities Economic Development
01/07/97      4.30%*                              1,915,000          1,915,000
                                                                  ------------
                                                                     6,980,000
                                                                  ------------
INDIANA - 14.0 %
City of Indianapolis Industrial
Gas & Utility
05/09/97      3.45%                               3,000,000          3,000,000
Franklin County Economic Development
01/07/97      4.25%*                              2,225,000          2,225,000
Indiana Development Finance Authority
01/07/97      4.40%*                              4,900,000          4,900,000
Noblesville Industrial
Development
01/07/97      4.40%*                              1,550,000          1,550,000
                                                                  ------------
                                                                    11,675,000
                                                                  ------------
LOUISIANA - 1.2%
Calcasieu Parish Citgo Petroleum
01/02/97      5.10%*                                600,000            600,000
West Baton Rouge Parish Dow Chemical
01/02/97      5.10%*                                400,000            400,000
                                                                  ------------
                                                                     1,000,000
                                                                  ------------
MASSACHUSSETS - 0.8%
Mass Industrial Finance Agency
01/24/97      3.70%                                 700,000            700,000
                                                                  ------------
NEVADA - 0.7%
Clark County Industrial Development
01/07/97      4.15%*                                600,000            600,000
                                                                  ------------
NEW HAMPSHIRE - 2.4%
New Hampshire I.D.A., Solid Waste
03/03/97      3.75%                               2,000,000          2,000,000
                                                                  ------------

     The accompanying notes are an integral part of the financial statements.
6 -----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE        DISCOUNT RATE OR                      PRINCIPAL           VALUE
DATE         COUPON RATE                          AMOUNT            (NOTE 1)
----       ----------------                     -----------       ------------

MUNICIPAL BONDS & NOTES (CONTINUED)
NEW YORK - 2.5%
New York LGAC, Series 1994 B
01/07/97      4.00%*                            $   600,000       $    600,000
New York City Trans
02/12/97      4.50%                               1,500,000          1,501,202
                                                                  ------------
                                                                     2,101,202
                                                                  ------------
OHIO - 11.5%
Berea Bond Anticipation Notes
07/10/97      4.09%                                 765,000            765,532
Clermont County Hospital
Facilities Series A
01/02/97      4.20%*                                900,000            900,000
Columbus Ohio, Series 1
01/07/97      4.10%*                              3,000,000          3,000,000
Franklin County Hospital
01/07/97      4.15%*                              3,500,000          3,500,000
Stark County Bond Anticipation Notes
06/19/97      4.12%                               1,450,000          1,451,409
                                                                  ------------
                                                                     9,616,941
                                                                  ------------
PENNSYLVANIA - 2.4%
Pennsylvania State Tax Anticipation Notes
06/30/97      4.50%                               2,000,000          2,007,132
                                                                  ------------
TENNESSEE - 31.3%
Chattanooga Health and Education Housing
01/07/97      4.15%*                              1,250,000          1,250,000
Chattanooga Southern Foundry IDB
01/07/97      4.25%*                              1,400,000          1,400,000
Clarksville Public Building Authority
01/07/97      4.00%*                                200,000            200,000
Knox County IDB
01/07/97      4.10%*                              1,000,000          1,000,000
01/07/97      4.50%*                                100,000            100,000
01/15/97      3.70%*                              1,650,000          1,650,000
Knox County Health and Education, Hospital,
Series A
01/07/97      4.20%*                              3,100,000          3,100,000
Knox County Health and Education, Mercy
Health System, Series 94B
01/01/97      4.20%*                                800,000            800,000
Memphis General Obligation
01/07/97      4.10%*                                700,000            700,000
Metropolitan Government Nashville,
Baptist Hospital
01/07/97      4.00%*                              2,000,000          2,000,000
01/28/97      3.50%                               3,500,000          3,500,000
Metropolitan Nashville Airport
01/07/97      4.10%*                                800,000            800,000
Metropolitan Nashville Airport
01/07/97      4.10%*                              2,805,000          2,805,000
Montgomery County Public Building
01/07/97      4.30%*                              3,000,000          3,000,000

DUE        DISCOUNT RATE OR                      PRINCIPAL           VALUE
DATE         COUPON RATE                          AMOUNT            (NOTE 1)
----       ----------------                     -----------       ------------

MUNICIPAL BONDS & NOTES (CONTINUED)
TENNESSEE (CONTINUED)
Shelby County Health and Education
08/01/97      4.05%                             $ 1,930,000       $  1,930,000
South Pittsburg Industrial Development
01/07/97      4.25%*                              2,000,000          2,000,000
                                                                  ------------
                                                                    26,235,000
                                                                  ------------
TEXAS - 6.6%
City of Austin Utility System
05/09/97      3.50%                               3,000,000          3,000,000
Dallas Area Rapid Transit
05/09/97      3.50*%                              2,500,000          2,500,000
                                                                  ------------
                                                                     5,500,000
                                                                  ------------
WASHINGTON - 4.9%
Washington Public Power Supply
01/07/97      4.10%*                                100,000            100,000
Yakima Public Corporation
01/07/97      4.25%*                              4,000,000          4,000,000
                                                                  ------------
                                                                     4,100,000
                                                                  ------------
WISCONSIN - 4.1%
Wisconsin Health and Education
01/07/97      4.05%*                              3,400,000          3,400,000
                                                                  ------------
TOTAL MUNICIPAL BONDS & NOTES                                       83,671,411
                                                                  ------------
TOTAL INVESTMENTS - 100%                                          $ 83,671,411
                                                                  ------------
                                                                  ------------
*Floating or variable rate security - rate disclosed as of December 31, 1996.

Total cost for Federal income tax purposes - $83,671,411

As of June 30, 1996, Municipal Money Market Portfolio had a capital loss carryover of approximately $3,000 available to offset capital gains to the extent provided in the regulations, which will expire on June 30, 2002.

   The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 7

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

CASH RESERVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE        DISCOUNT RATE OR                      PRINCIPAL           VALUE
DATE         COUPON RATE                          AMOUNT            (NOTE 1)
----       ----------------                     -----------       ------------

CERTIFICATES OF DEPOSIT - 8.5%
Bank of Illinois
04/22/97      5.48%                             $ 2,000,000        $ 2,000,000
Bank of New York
03/03/97      5.63%                               2,000,000          1,999,905
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT                                        3,999,905
                                                                  ------------
CORPORATE NOTES - 4.2%
SECURITY BROKER/DEALERS
Bear Stearns Co.
02/06/97      5.470%*                             2,000,000          2,000,000
                                                                  ------------
TOTAL CORPORATE NOTES                                                2,000,000
                                                                  ------------
COMMERCIAL PAPER - 73.7%
AGRICULTURAL SERVICES - 2.7%
Golden Peanut Co.
02/10/97      5.32%                               1,300,000          1,292,508
                                                                  ------------
AUTOMOTIVE - 4.2%
Daimler-Benz North America
02/03/97      5.35%                               2,000,000          1,990,489
                                                                  ------------
BANKS - 12.6%
Citibank
01/06/97      5.47%                               1,000,000            999,392
National City Credit Corp.
02/24/97      5.34%                               2,000,000          1,984,277
NationsBank Corp.
02/12/97      5.36%                               1,995,000          1,982,822
Norwest Corp.
03/25/97      5.41%                               1,000,000            987,677
                                                                  ------------
TOTAL BANKS                                                          5,954,168
                                                                  ------------
BUSINESS CREDIT INSTITUTIONS - 14.8%
CIT Holdings
01/14/97      5.38%                               2,000,000          1,996,413
GE Capital Corp.
04/28/97      5.34%                               2,000,000          1,965,587
National Rural Utilities
01/24/97      5.29%                               2,000,000          1,993,534
Paccar Financial Corp.
01/30/97      5.60%                               1,000,000            995,645
                                                                  ------------
TOTAL BUSINESS CREDIT INSTITUTIONS                                   6,951,179
                                                                  ------------
EQUIPMENT RENT/LEASE SERVICES - 2.1%
International Lease Finance
03/07/97      5.40%                               1,000,000            990,400
                                                                  ------------
ELECTRICAL SERVICES - 4.2%
Southern California Edison
04/15/97      5.31%                               2,000,000          1,969,615
                                                                  ------------
ENTERTAINMENT - 4.2%
Walt Disney Co.
03/24/97      5.40%                               2,000,000          1,975,700
                                                                  ------------

DUE        DISCOUNT RATE OR                      PRINCIPAL           VALUE
DATE         COUPON RATE                          AMOUNT            (NOTE 1)
----       ----------------                     -----------       ------------

COMMERCIAL PAPER (CONTINUED)
FINANCE LESSORS - 8.4%
IBM Credit Corp.
04/15/97      5.37%                             $ 2,000,000       $  1,969,272
Pitney Bowes Credit Corp.
03/17/97      5.55%                               2,000,000          1,977,183
                                                                  ------------
TOTAL FINANCE LESSORS                                                3,946,455
                                                                  ------------
LIFE INSURANCE - 4.2%
Met Life Funding, Inc.
02/18/97      5.28%                               2,000,000          1,986,213
                                                                  ------------
PERSONAL CREDIT INSTITUTIONS - 8.5%
Dean Witter Discover & Company
01/17/97      5.42%                               2,000,000          1,995,483
Ford Motor Credit Corp.
02/27/97      5.28%                               2,000,000          1,983,573
                                                                  ------------
TOTAL PERSONAL CREDIT INSTITUTIONS                                   3,979,056
                                                                  ------------
SECURITY BROKER/DEALERS - 7.8%
CS First Boston
02/03/97      5.480%*                             1,700,000          1,700,000
Goldman Sachs
03/31/97      5.45%                               2,000,000          1,973,355
                                                                  ------------
TOTAL SECURITY BROKER/DEALERS                                        3,673,355
                                                                  ------------
TOTAL COMMERCIAL PAPER                                              34,709,138
                                                                  ------------
                                                 MATURITY
                                                  AMOUNT
                                                -----------
REPURCHASE AGREEMENT 13.6%
Donaldson, Lufkin & Jenrette Securities
  Corp., 6.00%, dated 12/31/96, due
  01/02/97, collateralized by $6,837,000
  U.S. Treasury Bill, due 11/13/97                6,396,131          6,394,000
                                                                  ------------
TOTAL INVESTMENTS - 100%                                           $47,103,043
                                                                  ------------
                                                                  ------------
*Floating or variable rate security - rate disclosed as of December 31, 1996.

Total cost for income tax purposes - $47,103,043

     The accompanying notes are an integral part of the financial statements.
8 -----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

                                                 GROWTH & INCOME    BOND     TENNESSEE TAX-FREE
                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                 ----------------------------------------------
ASSETS:
Investments, at value (cost-see below)(Note 1)    $232,255,300   $120,242,985   $11,806,533
Cash                                                        21             32             0
Receivable for portfolio shares sold                    97,196              0       155,644
Dividends receivable                                   318,175              0             0
Interest receivable                                     25,632      1,945,162       194,392
Due from administrator                                       0              0         1,652
Other assets                                            10,759          7,676         2,003
                                                 ----------------------------------------------
       Total assets                                232,707,083    122,195,855    12,160,224
                                                 ----------------------------------------------
LIABILITIES:
Payable for investments purchased                            0              0       498,675
Accrued advisory fee                                   100,553         15,698             0
Accrued administration fee                              27,683         16,549             0
Accrued co-administration fee                            9,791          5,375             0
Dividends payable                                      632,933        631,760        49,204
Accrued 12b-1 fee                                       36,250          3,075         1,423
Accrued shareholder servicing fee                       12,357            908             0
Other payables and accrued expenses                     70,292         30,781        19,962
                                                 ----------------------------------------------
       Total liabilities                               889,859        704,146       569,264
                                                 ----------------------------------------------
NET ASSETS                                        $231,817,224   $121,491,709   $11,590,960
                                                 ----------------------------------------------
                                                 ----------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                   $176,998,470   $122,071,621   $11,523,361
Over-distributed net investment income                 (29,733)       (36,367)           (5)
Accumulated net realized gain(loss) on
   investments                                         444,861       (281,859)      (39,590)
Net unrealized appreciation (depreciation)
   in value of investments                          54,403,626       (261,686)      107,194
                                                 ----------------------------------------------
NET ASSETS                                        $231,817,224   $121,491,709   $11,590,960
                                                 ----------------------------------------------
                                                 ----------------------------------------------
COST OF INVESTMENTS                               $177,851,674   $120,504,671   $11,699,339
                                                 ----------------------------------------------
                                                 ----------------------------------------------
NET ASSET VALUE PER SHARE
Net Assets
   Class I                                        $184,680,077   $117,878,292   $ 6,341,453
   Class II                                          5,802,746        645,908     3,011,041
   Class III                                        41,334,401      2,967,509     2,238,466
                                                 ----------------------------------------------
Shares outstanding of $.001 par value capital
   stock, unlimited shares authorized
   Class I                                          12,447,014     11,921,143       638,094
   Class II                                            390,942         65,482       302,318
   Class III                                         2,787,662        300,751       224,944
                                                 ----------------------------------------------
Net Asset Value and redemption price per
  share
   Class I                                              $14.84          $9.89         $9.94
   Class II                                              14.84           9.86          9.96
   Class III                                             14.83           9.87          9.95
                                                 ----------------------------------------------
Maximum offering price per share
   Class I (no sales charge)                            $14.84          $9.89         $9.94
   Class II (net asset value plus maximum
      sales charge of 5.75%, 3.75% and 3.75%
       of offering price, respectively)                  15.75          10.24         10.35
   Class III (no sales charge)                           14.83           9.87          9.95
                                                 ----------------------------------------------

   The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 9

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

                                        U.S. TREASURY  U.S. GOVERNMENT  MUNICIPAL       CASH
                                        MONEY MARKET     MONEY MARKET  MONEY MARKET    RESERVE
                                         PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                        --------------------------------------------------------
ASSETS:
Investments, at value (1)(Note 1)       $106,326,844     $97,073,010   $83,671,411   $47,103,043
Cash                                             767             390             0           189
Interest receivable                          654,241         618,122       407,863        93,575
Registration and organization costs              592           1,742           334             0
Other assets                                   7,307           7,225         7,503         3,201
                                        --------------------------------------------------------
       Total assets                      106,989,751      97,700,489    84,087,111    47,200,008
                                        --------------------------------------------------------
LIABILITIES:
Dividends payable                            472,323         417,345       252,623       198,378
Accrued management fee                         9,109           8,415         7,710         4,197
Accrued administration fee                     7,297           6,303         5,771         3,143
Accrued co-administration fee                  2,458           2,148         2,088         1,056
Accrued 12b-1 fee                              1,610             698           661         6,643
Other payables and accrued expenses           37,798          33,226        16,866        21,852
                                        --------------------------------------------------------
       Total liabilities                     530,595         468,135       285,719       235,269
                                        --------------------------------------------------------
NET ASSETS                              $106,459,156     $97,232,354   $83,801,392   $46,964,739
                                        --------------------------------------------------------
                                        --------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                         $106,466,072     $97,239,256   $83,804,405   $46,964,677
Accumulated net realized gain(loss) on
  investments                                 (6,916)         (6,902)       (3,013)           62
                                        --------------------------------------------------------
NET ASSETS                              $106,459,156     $97,232,354   $83,801,392   $46,964,739
                                        --------------------------------------------------------
                                        --------------------------------------------------------
NET ASSET VALUE, offering price and
    redemption price per share (2)             $1.00           $1.00         $1.00         $1.00
                                        --------------------------------------------------------
                                        --------------------------------------------------------

(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market, and Cash Reserve Portfolios in the amounts of $47,427,000, $12,160,000, $0 and $6,394,000 respectively.

(2)                                                     Shares Outstanding
                                          Net      ($.001 par value, unlimited
                                         Assets         shares authorized)
                                         ------         ------------------
     U.S. Treasury Money Market
        Class I                      $ 103,095,057         103,101,758
        Class III                        3,364,099           3,364,314
     U.S. Government Money Market
        Class I                         95,989,963          95,996,828
        Class III                        1,242,391           1,242,428
     Municipal Money Market
        Class I                         80,799,860          80,802,895
        Class III                        3,001,532           3,001,510
     Cash Reserve
        Class I                         17,849,077          17,848,948
        Class III                       29,115,662          29,115,729

   The accompanying notes are an integral part of the financial statements. 10-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Months Ended December 31, 1996 (Unaudited)

                                           GROWTH & INCOME    BOND     TENNESSEE TAX-FREE
                                              PORTFOLIO     PORTFOLIO       PORTFOLIO
                                           ----------------------------------------------
INVESTMENT INCOME:
Dividends                                    $ 1,764,059    $        0       $      0
Interest                                         556,557     3,893,943        262,204
                                           ----------------------------------------------
       Total investment income                 2,320,616     3,893,943        262,204
                                           ----------------------------------------------
EXPENSES:
Management fee (Note 3)                          693,590       326,088         25,569
Administration fee (Note 4)                      160,059        88,933          7,671
Co-administration fee                             53,353        29,644          2,557
Fund accounting/Transfer agent fee:
   Class I                                        50,529        37,626          4,935
   Class II                                        2,494           248          2,350
   Class III                                      34,709         2,490          1,212
Blue Sky fee:
   Class I                                         1,999           704            605
   Class II                                           24            95            606
   Class III                                       2,082           118            605
Distribution fee:
   Class III                                     144,682        11,872          3,409
Shareholder servicing fee:
   Class II                                        4,455           344              0
   Class III                                      48,227         3,957              0
Custodian fee                                     27,077        13,595          2,296
Trustees fee                                       5,947         3,490            527
Registration fee                                       0         1,423          1,012
Audit                                              7,908         6,490         12,156
Legal                                              6,140         2,031            293
Reports to Shareholders                           10,159           860            286
Miscellaneous                                     23,560        17,897          1,145
                                           ----------------------------------------------
       Total expenses before waiver            1,276,994       547,905         67,234
Waiver of expenses (Note 5)                     (160,059)     (237,155)       (35,797)
Fees reimbursed by administrator                       0             0        (29,686)
Custodian fees paid indirectly                      (528)         (701)          (383)
                                           ----------------------------------------------
   Net expenses                                1,116,407       310,049          1,368
                                           ----------------------------------------------
NET INVESTMENT INCOME                          1,204,209     3,583,894        260,836
                                           ----------------------------------------------
Net realized gain(loss) on investments         5,141,132       681,573        (31,902)
Change in net unrealized appreciation/
   depreciation                               17,621,163     1,297,893        260,405
                                           ----------------------------------------------
Net gain on investments                       22,762,295     1,979,466        228,503
                                           ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $23,966,504    $5,563,360       $489,339
                                           ----------------------------------------------
                                           ----------------------------------------------

   The accompanying notes are an integral part of the financial statements. -----------------------------------------------------------------------------11
-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six-Months Ended December 31, 1996 (Unaudited)

                                        U.S. TREASURY  U.S. GOVERNMENT  MUNICIPAL       CASH
                                        MONEY MARKET     MONEY MARKET  MONEY MARKET    RESERVE
                                         PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                        --------------------------------------------------------
INTEREST INCOME                           $2,697,029     $2,559,052    $1,468,407    $1,258,509
                                        --------------------------------------------------------
EXPENSES:
Management fee (Note 3)                      125,662        117,645       102,024        57,268
Administration fee (Note 4)                   37,699         35,293        30,607        17,180
Co-administration fee                         25,132         23,529        20,405        11,454
Fund accounting/Transfer agent fee
   Class I                                    22,319         22,496        23,458         7,893
   Class III                                     921            280           980         9,787
Blue sky fee:
   Class I                                     2,318          2,511         2,465         1,300
   Class III                                     435            206           403         1,088
Distribution fee:
   Class III                                   3,810          1,155         3,806        34,530
Custodian fee                                 22,437         15,382         6,950        11,311
Trustees fee                                   2,613          3,019         2,252         1,154
Amortization of organization costs             3,828          4,726         3,539             0
Registration fee                                   0              0             0         2,945
Audit                                         10,089         11,900         7,451         4,329
Legal                                          2,761          3,220         1,489         1,169
Reports to shareholders                        3,441          4,086         2,128         1,638
Miscellaneous                                  5,311          4,973         5,623         3,451
                                        --------------------------------------------------------
   Total expenses before waiver              268,776        250,421       213,580       166,497
Waiver of expenses (Note 5)                  (87,964)       (82,351)      (71,417)      (40,088)
Custodian fees paid indirectly                (1,190)        (1,724)       (1,334)         (556)
                                        --------------------------------------------------------
   Net expenses                              179,622        166,346       140,829       125,853
                                        --------------------------------------------------------
NET INVESTMENT INCOME                      2,517,407      2,392,706     1,327,578     1,132,656
                                        --------------------------------------------------------
Net realized loss on investments              (2,971)        (4,324)            0             0
                                        --------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,514,436     $2,388,382    $1,327,578    $1,132,656
                                        --------------------------------------------------------
                                        --------------------------------------------------------

   The accompanying notes are an integral part of the financial statements. 12-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                         GROWTH & INCOME                   BOND                   TENNESSEE TAX-FREE
                                            PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                  ----------------------------------------------------------------------------------------
                                  Six Months                     Six Months                  Six Months
                                     Ended                         Ended                       Ended           For the
                                  December 31,     Year Ended    December 31,   Year Ended   December 31,    Period From
                                      1996          June 30,        1996          June 30,      1996      December 15, 1995
                                  (Unaudited)         1996       (Unaudited)        1996     (Unaudited)  to June 30, 1996
                                  ----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income           $  1,204,209   $  1,980,877   $  3,583,894   $  6,115,145   $   260,836   $  109,242
  Net realized gain (loss) on
    investments                      5,141,132     13,237,842        681,573        423,779       (31,902)      (7,688)
  Change in net unrealized
    appreciation/depreciation       17,621,163     19,574,675      1,297,893     (2,870,969)      260,405     (153,211)
                                  ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations      23,966,504     34,793,394      5,563,360      3,667,955       489,339      (51,657)
                                  ----------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income:
  Class I                           (1,164,401)    (1,889,477)    (3,497,311)    (5,960,426)     (167,092)     (79,345)
  Class II                             (17,039)        (3,654)        (7,968)          (818)      (59,012)     (14,474)
  Class III                            (52,502)      (136,801)       (78,615)      (154,608)      (34,737)     (15,423)
Net realized gain:
  Class I                           (9,941,252)    (6,655,167)             0              0             0            0
  Class II                            (308,554)          (250)             0              0             0            0
  Class III                         (2,213,869)    (1,542,598)             0              0             0            0
                                  ----------------------------------------------------------------------------------------
Net decrease in net assets
  from distributions               (13,697,617)   (10,227,947)    (3,583,894)    (6,115,852)     (260,841)    (109,242)
                                  ----------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sales of shares     19,288,719     50,948,844      9,103,689     23,774,506     5,993,026    9,584,335
  Reinvested dividends              13,003,556      9,854,367      2,742,562      5,846,105        65,549       24,578
  Cost of shares redeemed           (8,699,765)   (20,775,834)    (3,678,110)    (8,318,523)   (3,392,418)    (751,709)
                                  ----------------------------------------------------------------------------------------
  Net increase in net assets
    from share transactions         23,592,510     40,027,377      8,168,141     21,302,088     2,666,157    8,857,204
                                  ----------------------------------------------------------------------------------------
      Total increase in net assets  33,861,397     64,592,824     10,147,607     18,854,191     2,894,655    8,696,305
NET ASSETS:
  Beginning of period              197,955,827    133,363,003    111,344,102     92,489,911     8,696,305            0
                                  ----------------------------------------------------------------------------------------
  End of period*                  $231,817,224   $197,955,827   $121,491,709   $111,344,102   $11,590,960   $8,696,305
                                  ----------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------
*Includes over-distributed
   net investment income of       $    (29,733)  $          0   $    (36,367)  $    (36,367)  $        (5)  $        0

   The accompanying notes are an integral part of the financial statements. -----------------------------------------------------------------------------13
-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                               U.S. TREASURY                    U.S. GOVERNMENT
                                          MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                                       ---------------------------------------------------------------
                                       Six Months                        Six Months
                                          Ended                            Ended
                                       December 31,     Year Ended       December 31,     Year Ended
                                           1996          June 30,           1996            June 30,
                                       (Unaudited)         1996          (Unaudited)          1996
                                       ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income               $   2,517,407   $   4,346,582   $ 2,392,706   $   5,109,635
    Net realized loss on investments           (2,971)         (6,105)       (4,324)         (2,691)
                                       ---------------------------------------------------------------
    Net increase in net assets from
      operations                            2,514,436       4,340,477     2,388,382       5,106,944
                                       ---------------------------------------------------------------
DISTRIBUTIONS:
Net investment income
      Class I                              (2,445,867)     (4,239,680)   (2,370,663)     (5,104,189)
      Class III                               (71,540)       (106,902)      (22,043)         (5,446)
                                       ---------------------------------------------------------------
Net decrease in net assets from
      distributions                        (2,517,407)     (4,346,582)   (2,392,706)     (5,109,635)
                                       ---------------------------------------------------------------
SHARE TRANSACTIONS AT NET ASSET VALUE
OF $1.00 PER SHARE (NOTE 2):
    Proceeds from sales of shares         236,839,918     328,560,842    75,265,142     174,127,519
    Reinvested dividends                       71,596          87,904        15,413          10,490
    Cost of shares redeemed              (209,680,908)   (316,787,797)  (66,382,764)   (173,853,608)
                                       ---------------------------------------------------------------
    Net increase in net assets
      from share transactions              27,230,606      11,860,949     8,897,791         284,401
                                       ---------------------------------------------------------------
         Total increase in net assets      27,227,635      11,854,844     8,893,467         281,710
NET ASSETS:
    Beginning of period                    79,231,521      67,376,677    88,338,887      88,057,177
                                       ---------------------------------------------------------------
    End of period                       $ 106,459,156   $  79,231,521  $ 97,232,354   $  88,338,887
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements. 14-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                           MUNICIPAL                      CASH RESERVE
                                                    MONEY MARKET PORTFOLIO                  PORTFOLIO
                                               -----------------------------------------------------------------
                                                 Six Months                        Six Months
                                                    Ended                            Ended
                                                 December 31,     Year Ended       December 31,     Year Ended
                                                     1996          June 30,           1996            June 30,
                                                 (Unaudited)         1996         (Unaudited)          1996
                                               -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                         $ 1,327,578      $  3,375,450    $  1,132,656      $  1,420,633
  Net realized loss on investments                        0                 0               0               (26)
                                               -----------------------------------------------------------------
  Net increase in net assets from
     operations                                   1,327,578         3,375,450       1,132,656         1,420,607
                                               -----------------------------------------------------------------
DISTRIBUTIONS:
Net investment income
   Class I                                       (1,282,142)       (3,296,898)       (462,175)         (853,244)
   Class III                                        (45,436)          (78,552)       (670,481)         (567,389)
                                               -----------------------------------------------------------------
Net decrease in net assets from
     distributions                               (1,327,578)       (3,375,450)     (1,132,656)       (1,420,633)
                                               -----------------------------------------------------------------
SHARE TRANSACTIONS AT NET ASSET VALUE
OF $1.00 PER SHARE (NOTE 2):
  Proceeds from sales of shares                  72,063,182       148,776,685      54,933,771        82,609,913
  Reinvested dividends                               45,249            70,601         629,919           478,625
  Cost of shares redeemed                       (62,877,230)     (168,355,382)    (49,158,531)      (57,988,532)
                                               -----------------------------------------------------------------
  Net increase (decrease) in net assets
   from share transactions                        9,231,201       (19,508,096)      6,405,159        25,100,006
                                               -----------------------------------------------------------------
       Total increase (decrease) in net assets    9,231,201       (19,508,096)      6,405,159        25,099,980
NET ASSETS:
  Beginning of period                            74,570,191        94,078,287      40,559,580        15,459,600
                                               -----------------------------------------------------------------
  End of period                                $ 83,801,392      $ 74,570,191    $ 46,964,739      $ 40,559,580
                                               -----------------------------------------------------------------
                                               -----------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements. -----------------------------------------------------------------------------15

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
GROWTH & INCOME PORTFOLIO

                                                               CLASS I
                                        ----------------------------------------------------
                                         For the Six Months
                                          Ended December 31,          For the Year
                                              (Unaudited)             Ended June 30,
                                        ----------------------------------------------------
                                                 1996           1996       1995      1994**
                                                 ----           ----       ----      ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period            $14.12         $12.22     $10.53     $10.00
                                        ----------------------------------------------------
Income from investment operations:
Net investment income                             0.10           0.19       0.23       0.17
Net realized and unrealized gain
 (loss) on investments                            1.56           2.58       2.21       0.57
                                        ----------------------------------------------------
Total from investment operations                  1.66           2.77       2.44       0.74
                                        ----------------------------------------------------
Distributions:
Net investment income                            (0.10)         (0.19)     (0.23)     (0.17)
Net realized gain                                (0.84)         (0.68)     (0.52)     (0.04)
                                        ----------------------------------------------------
Total distributions                              (0.94)         (0.87)     (0.75)     (0.21)
                                        ----------------------------------------------------
Net asset value, end of period                  $14.84         $14.12     $12.22     $10.53
                                        ----------------------------------------------------
                                        ----------------------------------------------------
TOTAL RETURN+                                    11.71%#        23.54%     24.20%      7.39%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)         $184,680       $159,146   $114,000    $82,751
Ratio of expenses to average daily
 net assets(1)                                    0.83%*         0.76%      0.47%      0.34%*
Ratio of net investment income to
 average net assets                               1.33%*         1.40%      2.12%      1.83%*
Portfolio turnover rate                             15%            41%        33%        83%*
Average commission rate ^                       0.0607            n/a        n/a        n/a

(1) During the period, various fees
    were waived.  The ratio of expenses
    to average net assets had such
    waivers not occurred is as follows.           0.98%*         1.00%      0.99%      1.05%*

                                                  CLASS II                          CLASS III
                                        ------------------------  -------------------------------------------
                                        For the Six               For the Six
                                        Months Ended   For the    Months Ended             For the
                                        December 31,  Year Ended  December 31,           Year Ended
                                        (Unaudited)    June 30,   (Unaudited)             June 30,
                                        ---------------------------------------------------------------------
                                            1996        1996**        1996       1996       1995      1994**
                                            ----        ------        ----       ----       ----      ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period       $14.12       $13.05       $14.11     $12.23     $10.51     $10.60
                                        ---------------------------------------------------------------------
Income from investment operations:
Net investment income                        0.06         0.09         0.02       0.03       0.06       0.06
Net realized and unrealized gain
 (loss) on investments                       1.57         1.74         1.56       2.60       2.24      (0.05)
                                        ---------------------------------------------------------------------
Total from investment operations             1.63         1.83         1.58       2.63       2.30       0.01
                                        ---------------------------------------------------------------------
Distributions:
Net investment income                       (0.07)       (0.08)       (0.02)     (0.07)     (0.06)     (0.06)
Net realized gain                           (0.84)       (0.68)       (0.84)     (0.68)     (0.52)     (0.04)
                                        ---------------------------------------------------------------------
Total distributions                         (0.91)       (0.76)       (0.86)     (0.75)     (0.58)     (0.10)
                                        ---------------------------------------------------------------------
Net asset value, end of period             $14.84       $14.12       $14.83     $14.11     $12.23     $10.51
                                        ---------------------------------------------------------------------
                                        ---------------------------------------------------------------------
TOTAL RETURN+                               11.48%#      14.71%#      11.10%#    22.19%     22.61%      0.08%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)      $5,803       $1,918      $41,334    $36,892    $19,363     $2,094
Ratio of expenses to average daily
 net assets(1)                               1.15%*       1.06%*       1.95%*     1.87%      1.72%      1.83%*
Ratio of net investment income to
 average net assets                          1.00%*       1.10%*       0.21%*     0.29%      0.87%      0.34%*
Portfolio turnover rate                        15%          41%          15%        41%        33%        83%*
Average commission rate ^                  0.0607          n/a       0.0607        n/a        n/a        n/a

(1) During the period, various fees
    were waived.  The ratio of expenses
    to average net assets had such
    waivers not occurred is as follows.      1.30%*       1.30%*       2.10%*     2.11%      2.26%      6.03%*

^ For fiscal years beginning on or after September 1, 1995, a fund that invests more than 10% of the value of its average net assets in equity securities is required to disclose its average commission rate per share for security trades on which commissions are charged.
*   Annualized.
** Classes I, II and III commenced operations on August 2, 1993, December 20, 1995 and December 9, 1993, respectively.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

   The accompanying notes are an integral part of the financial statements.

16 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
BOND PORTFOLIO

                                                               CLASS I
                                        ----------------------------------------------------
                                         For the Six Months
                                          Ended December 31,          For the Year
                                              (Unaudited)             Ended June 30,
                                        ----------------------------------------------------
                                                 1996           1996       1995      1994**
                                                 ----           ----       ----      ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period             $9.73          $9.91      $9.41     $10.00
                                        ----------------------------------------------------
Income from investment operations:
Net investment income                             0.30           0.60       0.57       0.45
Net realized and unrealized gain
 (loss) on investments                            0.16          (0.18)      0.50      (0.57)
                                        ----------------------------------------------------
Total from investment operations                  0.46           0.42       1.07      (0.12)
                                        ----------------------------------------------------
Distributions:
Net investment income                            (0.30)         (0.60)     (0.57)     (0.46)
Net realized gain                                   -              -          -       (0.01)
                                        ----------------------------------------------------
Total distributions                              (0.30)         (0.60)     (0.57)     (0.47)
                                        ----------------------------------------------------
Net asset value, end of period                   $9.89          $9.73      $9.91      $9.41
                                        ----------------------------------------------------
                                        ----------------------------------------------------
TOTAL RETURN+                                     4.79%#         4.23%     11.87%     (1.38)%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)         $117,878       $107,832    $90,574    $75,686
Ratio of expenses to average daily
 net assets(1)                                    0.49%*         0.41%      0.35%      0.36%*
Ratio of net investment income
 to average net assets                            6.07%*         5.99%      6.07%      5.07%*
Portfolio turnover rate                             29%            56%        23%        36%*

(1) During the period, various fees
    were waived.  The ratio of expenses
    to average net assets had such
    waivers not occurred is as follows.           0.89%*         0.91%      0.91%      0.96%*

                                                  CLASS II                          CLASS III
                                        ------------------------  -------------------------------------------
                                        For the Six               For the Six
                                        Months Ended   For the    Months Ended             For the
                                        December 31,  Year Ended  December 31,           Year Ended
                                        (Unaudited)    June 30,   (Unaudited)             June 30,
                                        ---------------------------------------------------------------------
                                            1996        1996**        1996       1996       1995      1994**
                                            ----        ------        ----       ----       ----      ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period        $9.71       $10.18        $9.71      $9.89      $9.40     $10.04
                                        ---------------------------------------------------------------------
Income from investment operations:
Net investment income                        0.28         0.29         0.25       0.49       0.43       0.21
Net realized and unrealized gain
 (loss) on investments                       0.15        (0.47)        0.16      (0.18)      0.49      (0.62)
                                        ---------------------------------------------------------------------
Total from investment operations             0.43        (0.18)        0.41       0.31       0.92      (0.41)
                                        ---------------------------------------------------------------------
Distributions:
Net investment income                       (0.28)       (0.29)       (0.25)     (0.49)     (0.43)     (0.22)
Net realized gain                              -            -            -          -          -       (0.01)
                                        ---------------------------------------------------------------------
Total distributions                         (0.28)       (0.29)       (0.25)     (0.49)     (0.43)     (0.23)
                                        ---------------------------------------------------------------------
Net asset value, end of period              $9.86        $9.71        $9.87      $9.71      $9.89      $9.40
                                        ---------------------------------------------------------------------
                                        ---------------------------------------------------------------------
TOTAL RETURN+                                4.52%#      (1.75)%#      4.22%#     3.11%     10.12%     (4.19)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)        $646          $67       $2,968     $3,445     $1,916       $923
Ratio of expenses to average daily
 net assets(1)                               0.91%*       0.80%*       1.59%*     1.49%      1.84%      1.82%*
Ratio of net investment income
 to average net assets                       5.65%*       5.61%*       4.97%*     4.92%      4.58%      3.61%*
Portfolio turnover rate                        29%          56%          29%        56%        23%        36%*

(1) During the period, various fees
    were waived.  The ratio of expenses
    to average net assets had such
    waivers not occurred is as follows.      1.31%*       1.30%*      1.99%*      1.99%      3.35%      6.36%*

*   Annualized.
** Classes I, II and III commenced operations on August 2, 1993, December 20, 1995 and December 2, 1993, respectively.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

  The accompanying notes are an integral part of the financial statements. ---------------------------------------------------------------------------- 17

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
TENNESSEE TAX-FREE PORTFOLIO

                                                  CLASS I                 CLASS II                 CLASS III
                                        -----------------------------------------------------------------------------
                                        For the Six               For the Six                For the Six
                                        Months Ended    For the   Months Ended    For the    Months Ended   For the
                                        December 31,  Year Ended   December 31,  Year Ended  December 31,  Year Ended
                                        (Unaudited)     June 30,   (Unaudited)    June 30,   (Unaudited)    June 30,
                                        -----------------------------------------------------------------------------
                                           1996        1996**        1996         1996**        1996        1996**
                                           ----        ------        ----         ------        ----        ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period       $9.71       $10.00        $9.73        $10.06        $9.72       $10.00
                                        ----------------------------------------------------------------------------
  Income from investment operations:
Net investment income                       0.25         0.23         0.25          0.21         0.25         0.19
Net realized and unrealized gain (loss)
 on investments                             0.23        (0.29)        0.23         (0.33)        0.23        (0.28)
                                        ----------------------------------------------------------------------------
Total from investment operations            0.48        (0.06)        0.48         (0.12)        0.48        (0.09)
                                        ----------------------------------------------------------------------------
Distributions:
Net investment income                      (0.25)       (0.23)       (0.25)        (0.21)       (0.25)       (0.19)
Net realized gain                             -            -            -             -            -            -
                                        ----------------------------------------------------------------------------
Total distributions                        (0.25)       (0.23)       (0.25)        (0.21)       (0.25)       (0.19)
                                        ----------------------------------------------------------------------------
Net asset value, end of period             $9.94        $9.71        $9.96         $9.73        $9.95        $9.72
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------
TOTAL RETURN+                               5.03%#      (0.65)%#      5.13%#       (1.25)%#      5.01%#      (0.87)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)     $6,341       $5,925       $3,011        $1,875       $2,238         $896
Ratio of expenses to average daily
 net assets(1)                              0.02%*       0.50%*       0.02%*        0.49%*       0.02%*       0.98%*
Ratio of net investment income to
 average net assets                         2.89%*       4.31%*       2.89%*        4.32%*       2.89%*       3.83%*
Portfolio turnover rate                       70%           8%*         70%            8%*         70%           8%*

(1) During the period, various fees were
    waived.  The ratio of expenses to
    average net assets had such waivers
    not occurred is as follows.            0.69%*        1.42%*       0.74%*        1.42%*       1.03%*       1.91%*

*   Annualized.
** Class I and III commenced operations on December 15, 1995. Class II commenced operations on December 29, 1995.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

     The accompanying notes are an integral part of the financial statements. 18 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO

                                                                  CLASS I                                    CLASS III
                                       ---------------------------------------------------------  -----------------------------
                                       For the Six                                                For the Six
                                       Months Ended                                               Months Ended
                                       December 31,                  For the Year                  December 31,   For the Year
                                       (Unaudited)                  Ended June 30,                 (Unaudited)   Ended June 30,
                                       ----------------------------------------------------------------------------------------
                                           1996        1996        1995        1994       1993**       1996         1996**
                                           ----        ----        ----        ----       ------       ----         ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period       $1.00       $1.00       $1.00       $1.00       $1.00      $1.00          $1.00
                                        ------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                      0.025       0.052       0.050       0.030       0.018      0.024          0.044
                                        ------------------------------------------------------------------------------------
Distributions:
Net investment income                     (0.025)     (0.052)     (0.050)     (0.030)     (0.018)    (0.024)        (0.044)
                                        ------------------------------------------------------------------------------------
Net asset value, end of period             $1.00       $1.00       $1.00       $1.00       $1.00      $1.00          $1.00
                                        ------------------------------------------------------------------------------------
                                        ------------------------------------------------------------------------------------
TOTAL RETURN+                               2.55%#      5.30%       5.10%       3.06%       1.76%#     2.40%#         4.47%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)   $103,095     $75,703     $67,377    $100,868     $59,326     $3,364         $3,528
Ratio of expenses to average
 net assets (1)                             0.35%*      0.36%       0.36%       0.33%       0.39%*     0.64%*         0.62%*
Ratio of net investment income
 to average  net assets                     5.02%*      5.19%       5.00%       3.04%       2.73%*     4.73%*         4.93%*

(1) During the period, various fees
    were waived.  The ratio of expenses
    to average net assets had such
    waivers not occurred is as follows.     0.53%*      0.56%       0.63%       0.60%       0.65%*     0.82%*         0.82%*

*   Annualized.
** Classes I and III commenced operations on November 12, 1992 and August 8, 1995, respectively.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

  The accompanying notes are an integral part of the financial statements. ---------------------------------------------------------------------------- 19

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                                                         CLASS I                                  CLASS III
                                               -------------------------------------------------------- ----------------------------
                                                For the Six                                             For the Six
                                                Months Ended                                            Months Ended
                                                December 31,                For the Year                December 31,  For the Year
                                                (Unaudited)                 Ended June 30,              (Unaudited)   Ended June 30,
                                               -------------------------------------------------------- ----------------------------
                                                    1996       1996        1995       1994      1993**      1996          1996**
                                                    ----       ----        ----       ----      ------      ----          ------
SELECTED PER - SHARE DATA
Net asset value, beginning of period               $1.00      $1.00       $1.00      $1.00      $1.00      $1.00          $1.00
Income from investment operations:
Net investment income                              0.026      0.053       0.053      0.032      0.019      0.024          0.044
                                               -------------------------------------------------------------------------------------
Distributions:
Net investment income                             (0.026)    (0.053)     (0.053)    (0.032)    (0.019)    (0.024)        (0.044)
                                               -------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00       $1.00      $1.00      $1.00      $1.00          $1.00
                                               -------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------
TOTAL RETURN+                                      2.59%#     5.37%       5.39%      3.23%      1.87%#     2.44%#          4.49%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)           $95,990    $88,111     $88,057    $67,854    $94,903     $1,242            $228
Ratio of expenses to average net assets (1)        0.35%*     0.33%       0.31%      0.28%      0.27%*     0.65%*         0.65%*
Ratio of net investment income to average
   net assets                                      5.09%*     5.28%       5.27%      3.18%      2.98%*     4.79%*         4.96%*

(1)  During the period, various fees were
     waived.  The ratio of expenses to average
     net assets had  such waivers not occurred
     is as follows.                                0.53%*     0.53%       0.58%      0.55%      0.55%*     0.83%*         0.85%*

 *  Annualized.
**  Classes I and III commenced operations on November 12, 1992 and August 8,
    1995, respectively.
+   Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.








                             The accompanying notes are an integral part of the financial statements.
20 --------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET PORTFOLIO

                                                                         CLASS I                                  CLASS III
                                               -------------------------------------------------------- ----------------------------
                                                For the Six                                             For the Six
                                                Months Ended                                            Months Ended
                                                December 31,                For the Year                December 31,  For the Year
                                                (Unaudited)                 Ended June 30,              (Unaudited)   Ended June 30,
                                               -------------------------------------------------------- ----------------------------
                                                    1996       1996        1995       1994      1993**      1996          1996**
                                                    ----       ----        ----       ----      ------      ----          ------
SELECTED PER - SHARE DATA
Net asset value, beginning of period               $1.00      $1.00       $1.00      $1.00      $1.00      $1.00          $1.00
                                               -------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                              0.016      0.035       0.034      0.024      0.014      0.015          0.030
                                               -------------------------------------------------------------------------------------
Distributions:
Net investment income                             (0.016)    (0.035)     (0.034)    (0.024)    (0.014)    (0.015)        (0.030)
                                               -------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00       $1.00      $1.00      $1.00      $1.00          $1.00
                                               -------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------

TOTAL RETURN+                                       1.66%#     3.52%       3.48%      2.40%      1.40%#     1.51%#         3.03%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)            $80,800    $71,665     $94,078    $76,231    $74,362     $3,002         $2,905
Ratio of expenses to average net assets (1)         0.33%*     0.32%       0.30%      0.28%      0.31%*     0.61%*         0.58%*
Ratio of net investment income to average
   net assets                                       3.26%*     3.50%       3.44%      2.39%      2.26%*     2.99%*         3.24%*

(1)  During the period, various fees were
     waived. The ratio of expenses to average
     net assets had such waivers not occurred
     is as follows.                                 0.51%*     0.52%       0.57%      0.55%      0.58%*     0.79%*         0.78%*

 *  Annualized.
**  Classes I and III commenced operations on November 12, 1992 and July 28,
    1995, respectively.
+   Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.











                             The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------------------------------------------------------- 21

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
CASH RESERVE PORTFOLIO

                                                                 CLASS I                          CLASS III
                                              ---------------------------------------- -----------------------------
                                               For the Six                              For the Six
                                               Months Ended                             Months Ended
                                               December 31,        For the Year          December 31, For the Year
                                               (Unaudited)         Ended June 30,        (Unaudited)  Ended June 30,
                                              ---------------------------------------- -----------------------------
                                                    1996         1996         1995**         1996          1996**
                                                    ----         ----         ------         ----          ------
SELECTED PER - SHARE DATA
Net asset value, beginning of period               $1.00        $1.00        $1.00          $1.00         $1.00
                                              ----------------------------------------------------------------------
Income from investment operations:
Net investment income                              0.025        0.053        0.042          0.024         0.047
                                              ----------------------------------------------------------------------
Distributions:
Net investment income                             (0.025)      (0.053)      (0.042)        (0.024)       (0.047)
                                              ----------------------------------------------------------------------
Net asset value, end of period                     $1.00        $1.00        $1.00          $1.00         $1.00
                                              ----------------------------------------------------------------------
                                              ----------------------------------------------------------------------

TOTAL RETURN+                                       2.58%        5.39%        4.27%#         2.47%         4.78%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)            $17,849      $16,369      $15,460        $29,116       $24,190
Ratio of expenses to average net assets (1)         0.41%*       0.42%        0.43%*         0.64%*        0.62%*
Ratio of net investment income to average net
  assets                                            5.08%*       5.22%        5.48%*         4.86%*        5.02%*

(1)  During the period, various fees were
     waived. The ratio of expenses to average
     net assets had such waivers not occurred
     is as follows.                                 0.59%*       0.61%        0.70%*         0.82%*        0.81%*

 *  Annualized.
**  Classes I and III commenced operations on September 26, 1994 and July 28,
    1995, respectively.
+   Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.







                   The accompanying notes are an integral part of the financial statements.
22 -----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1.  SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992.

The Trust currently has seven active investment portfolios (each referred to as a "Portfolio"). The Trust's financial statements are prepared in accordance with generally accepted accounting principles. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Each Portfolio may offer three classes of shares (Class I, Class II and Class
III). As of December 31, 1996, Class II shares have been issued only for the Growth & Income (formerly Total Return Equity), Bond (formerly Total Return Fixed Income), and Tennessee Tax-Free Portfolios. Class I and Class III shares have been issued for all Portfolios. Each Class of shares has equal rights as to earnings, assets and voting privileges except that each Class bears different distribution, shareholder service, transfer agent and blue sky expenses. Each Class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans. Income, expenses (other than expenses incurred under each Class Distribution and Service Plans and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon their relative net assets or dividend assets.

SECURITY VALUATION:

GROWTH & INCOME, BOND AND TENNESSEE TAX-FREE PORTFOLIOS: Securities held in the Growth & Income Portfolio for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Securities held in the Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations.
Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET PORTFOLIOS: Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

ORGANIZATIONAL COSTS: Costs incurred by the Trust in connection with its initial share registration were deferred and are being amortized on a straight-line basis over 5 years.

REPURCHASE AGREEMENTS: Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust's sub-advisers, under the supervision of the investment adviser, Garland Capital Management (Garland), are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

OPTIONS CONTRACTS: Each of the Growth & Income and Bond Portfolios may purchase or write options contracts to manage their exposure to changing interest rates and security prices. Options involve to varying degrees, elements of market risk and risks possibly in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. The risk of loss from purchasing options is limited to initial amounts invested, while the risk of loss from writing options may be unlimited.

INCOME TAXES: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

INTEREST INCOME: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the Municipal Money Market Portfolio, accretion of market discount represents unrealized gain until
realized at the time of security disposition or maturity.   Dividend income
is recorded on the ex-dividend date.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets. For the six months ended December 31, 1996, total Trust expenses were reduced $6,416 under expense offset arrangements with the Custodian. The Trust could have invested a portion of the assets utilized in connection with the offset arrangements in an income producing asset.

DISTRIBUTIONS TO SHAREHOLDERS: For Bond Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net investment income. Distributions for Growth & Income Portfolio are declared and paid monthly. For the Money Market Portfolios, distributions are declared daily and paid monthly from net investment income. Any net capital gains earned by each Portfolio are normally distributed to the extent necessary to avoid federal income and excise taxes.

Income and capital gains to be distributed are determined in accordance with income tax regulations which may differ from income and gains reported under generally accepted accounting principles.

--------------------------------------------------------------------------- 23

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING AND OPERATING POLICIES (CONTINUED)

OTHER: Investment security transactions are accounted for as of trade date. Realized gains and losses from securities transactions are determined using the identified cost basis for both financial reporting and income tax purposes

2.  SHARES OF BENEFICIAL INTEREST

                                         GROWTH & INCOME                       BOND                      TENNESSEE TAX-FREE
                                            PORTFOLIO                        PORTFOLIO                       PORTFOLIO
                                  ----------------------------------------------------------------------------------------------
                                  Six Months                        Six Months                       Six Months
                                     Ended                            Ended                            Ended
                                  December 31,     Year Ended       December 31,     Year Ended      December 31,     Year Ended
                                      1996          June 30,           1996            June 30,         1996           June 30,
                                  (Unaudited)         1996          (Unaudited)          1996        (Unaudited)        1996*
                                  ----------------------------------------------------------------------------------------------
Dollars issued and redeemed:
    Class I:
      Issued                      $ 12,123,587     $ 32,703,374     $ 8,461,961     $ 21,362,353     $ 3,213,374     $ 6,254,616
      Distributions reinvested      10,434,209        8,189,401       2,677,571        5,699,923           6,105             686
      Redeemed                      (5,340,336)     (15,914,561)     (3,021,279)      (7,447,448)     (2,951,894)       (210,724)
                                  ----------------------------------------------------------------------------------------------
  Net increase                    $ 17,217,460     $ 24,978,214     $ 8,118,253     $ 19,614,828     $   267,585     $ 6,044,578
                                  ----------------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------------
    Class II:**
      Issued                      $  3,603,689     $  1,882,420     $   583,858     $     69,932     $ 1,178,076     $ 1,887,494
      Distributions reinvested         321,384            3,869           4,664              656          38,064          10,271
      Redeemed                        (164,754)         (21,582)        (12,444)          (3,000)       (130,809)        (14,693)
                                  ----------------------------------------------------------------------------------------------
  Net increase                    $  3,760,319     $  1,864,707     $   576,078     $     67,588     $ 1,085,331     $ 1,883,072
                                  ----------------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------------
    Class III:
      Issued                      $  3,561,443     $ 16,363,050     $    57,870     $  2,342,221     $ 1,601,576     $ 1,442,225
      Distributions reinvested       2,247,963        1,661,097          60,327          145,526          21,380          13,621
      Redeemed                      (3,194,675)      (4,839,691)       (644,387)        (868,075)       (309,715)       (526,292)
                                  ----------------------------------------------------------------------------------------------
  Net increase                    $  2,614,731     $ 13,184,456     $  (526,190)    $  1,619,672     $ 1,313,241     $   929,554
                                  ----------------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------------
Shares issued and redeemed:
    Class I:
      Issued                           845,046        2,523,867         872,731        2,117,107         327,081         631,913
      Distributions reinvested         695,594          645,878         273,174          572,716             620              70
      Redeemed                        (366,892)      (1,227,208)       (307,304)        (747,397)       (299,723)        (21,867)
                                  ----------------------------------------------------------------------------------------------
  Net increase                       1,173,748        1,942,537         838,601        1,942,426          27,978         610,116
                                  ----------------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------------
    Class II:**
      Issued                           244,725          137,126          59,347            7,145         119,053         193,243
      Distributions reinvested          21,364              279             471               67           3,853           1,056
      Redeemed                         (11,005)          (1,547)         (1,253)            (295)        (13,384)         (1,503)
                                  ----------------------------------------------------------------------------------------------
  Net increase                         255,084          135,858          58,565            6,917         109,522         192,796
                                  ----------------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------------
    Class III:
      Issued                          242,653         1,263,416           5,940          234,519         161,813         144,921
      Distributions reinvested        149,428           131,783           6,175           14,645           2,162           1,390
      Redeemed                       (218,625)         (363,695)        (66,122)         (88,078)        (31,279)        (54,063)
                                  ----------------------------------------------------------------------------------------------
  Net increase                        173,456         1,031,504         (54,007)         161,086         132,696          92,248
                                  ----------------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------------

* For Tennessee Tax-Free Portfolio, Classes I and III commenced operations on December 15, 1995. Class II commenced operations on December 29, 1995.

** For Growth & Income and Bond Portfolios, Class II commenced operations on
   December 20, 1995.

24 ---------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

2.  SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                               U.S. TREASURY                    U.S. GOVERNMENT
                                          MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                                       ---------------------------------------------------------------
                                       Six Months                        Six Months
                                          Ended                            Ended
                                       December 31,     Year Ended       December 31,     Year Ended
                                           1996          June 30,           1996            June 30,
                                       (Unaudited)         1996*         (Unaudited)          1996*
                                       ---------------------------------------------------------------
Shares/Dollars issued and redeemed:
    Class I:
      Issued                            233,689,478      319,601,543       72,341,976      173,136,867
      Distributions reinvested                  882            1,639            1,065            6,070
      Redeemed                         (206,295,554)    (311,270,747)     (64,460,031)    (173,086,183)
                                       ---------------------------------------------------------------
  Net increase                           27,394,806        8,332,435        7,883,010           56,754
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------
    Class III:
      Issued                              3,150,440        8,959,299        2,923,166          990,652
      Distributions reinvested               70,714           86,265           14,348            4,420
      Redeemed                           (3,385,354)      (5,517,050)      (1,922,733)        (767,425)
                                       ---------------------------------------------------------------
  Net increase                             (164,200)       3,528,514        1,014,781          227,647
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------

* For U.S. Treasury Money Market and U.S. Government Money Market Portfolios, Class III commenced operations on August 8, 1995.

                                                 MUNICIPAL                      CASH RESERVE
                                          MONEY MARKET PORTFOLIO                  PORTFOLIO
                                       ---------------------------------------------------------------
                                       Six Months                        Six Months
                                          Ended                            Ended
                                       December 31,     Year Ended       December 31,     Year Ended
                                           1996          June 30,           1996            June 30,
                                       (Unaudited)        1996**         (Unaudited)         1996**
                                       ---------------------------------------------------------------
Shares/Dollars issued and redeemed:
    Class I:
      Issued                             67,756,953      139,423,634       14,701,349       24,743,027
      Distributions reinvested                  561            1,090                0                0
      Redeemed                          (58,622,514)    (161,838,128)     (13,221,664)     (23,833,276)
                                       ---------------------------------------------------------------
  Net increase                            9,135,000      (22,413,404)       1,479,685          909,751
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------
    Class III:*
      Issued                              4,306,229        9,353,051       40,232,422       57,866,886
      Distributions reinvested               44,688           69,511          629,919          478,625
      Redeemed                           (4,254,716)      (6,517,254)     (35,936,867)     (34,155,256)
                                       ---------------------------------------------------------------
  Net increase                               96,201        2,905,308        4,925,474       24,190,255
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------

** For Municipal Money Market and Cash Reserve Portfolios, Class III commenced operations on July 28, 1995.

3.  INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS

For managing its investment and business affairs, Growth & Income Portfolio, Bond Portfolio and Tennessee Tax-Free Portfolio each pay First Tennessee Bank National Association ('First Tennessee"), a monthly management fee at the annual rate of .65%, .55% and .50% respectively, of its average net assets. For managing its investment and business affairs, each of the Money Market Portfolios pays First Tennessee its pro-rated portion of a monthly management fee at the annual rate of .25% of aggregate average monthly net assets of all Money Market Portfolios of the Trust managed by First Tennessee through $1 billion, and .22% on amounts greater than $1 billion. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

For the Growth & Income and Bond Portfolios, Highland Capital Management
Corp. (Highland) serves as the sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First
Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .38% of Growth & Income Portfolio's average net assets and .33% of Bond Portfolio's average net assets. For the Money Market Portfolios, PNC Institutional Management Corporation (PIMC) serves as the sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with the Adviser. PIMC is a wholly-owned subsidiary of PNCBank National Association. PIMC is paid by the Adviser a monthly sub-advisory fee at the annual rate of
 .08% of each Portfolio's average net assets through $500 million, .06% of the next $500 million, and .05% of net assets greater than $1 billion.

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FIRST FUNDS SEMI-ANNUAL REPORT
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4.  ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. serves as Administrator and Distributor for the Trust under separate Administration and General Distribution Agreements. ALPS' duties include distribution services, providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to receive from each of the Money Market Portfolios, a fee at the annual rate of .075% of average net assets and, from the Growth & Income, Bond and Tennessee Tax-Free Portfolios, a fee at the annual rate of .15% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive a fee from each Portfolio at the annual rate of .05% of average net assets.

The Trustees have adopted a Distribution Plan on behalf of Class III of each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each Distribution Plan provides for payment of a fee to ALPS at the annual rate of .75% of the average net assets of Class III of the Growth & Income and Bond Portfolios, .50% of the average net assets of Class III of the Tennessee Tax-Free Portfolio, and .25% of the average net assets of Class III of each of the Money Market Portfolios. The Trustees have also adopted Shareholder Servicing Plans on behalf of Class II and III of the Growth & Income and Bond Portfolios under which Investment Professionals are paid at the annual rate of .25% of each Class' average net assets for shareholder services and account maintenance.

5.  WAIVER OF FEES

GROWTH & INCOME, BOND AND TENNESSEE TAX-FREE PORTFOLIOS:

For the six months ended December 31, 1996, First Tennessee voluntarily agreed to waive its management fee for the Growth & Income Portfolio, Bond Portfolio and Tennessee Tax-Free Portfolio to .50%, .15% and 0% of average net assets, respectively. Additionally, for the six months ended December 31, 1996, First Tennessee voluntarily agreed to waive its co-administration fee for the Tennessee Tax-Free Portfolio.

Pursuant to the voluntary waiver agreements , for the six months ended December 31, 1996, First Tennessee waived management fees and co-administration fees as follows:

                                  MANAGEMENT          CO-ADMINISTRATION
                                  ----------          ----------------------
     Growth & Income              $160,059            $    0
     Bond                         $237,155            $    0
     Tennessee Tax-Free           $ 25,569            $2,557

From inception of the Tennessee Tax-Free Portfolio, ALPS voluntarily agreed to waive its administration fee. Effective January 1, 1996, ALPS voluntarily agreed to reimburse the Tennessee Tax-Free Portfolio for fund accounting/transfer agent fees as well as Custody out-of-pocket fees. Effective July 29, 1996, ALPS voluntarily agreed to assume all Portfolio expenses in order to maintain an expense ratio of 0.00% for all Classes of the Portfolio. For the six months ended December 31, 1996, ALPS waived fees totaling $7,671 and reimbursed the Tennessee Tax-Free Portfolio in the amount of $29,686.

MONEY MARKET PORTFOLIOS:

Effective January 1, 1996, First Tennessee voluntarily agreed to waive a portion of its management and co-administration fees payable by each of the Money Market Portfolios so that each Money Market Portfolio pays .10% and
 .025%, respectively, of its average net assets. For the six months ended December 31, 1996, the expense waivers were as follows:


                                   MANAGEMENT FEE      CO-ADMINISTRATION FEE
                                   --------------      ----------------------
     U.S. Treasury Money Market    $75,398             $12,566
     U.S. Government Money Market  $70,587             $11,764
     Municipal Money Market        $61,215             $10,202
     Cash Reserve                  $34,361             $ 5,727

6.  OTHER

As of December 31, 1996, one shareholder owned 37.5% of the Growth & Income Portfolio and 56.9% of the Bond Portfolio. Additionally, as of December 31, 1996, two shareholders owned 35.2% and 10.2% of the U.S. Treasury Money Market Portfolio.

26 ---------------------------------------------------------------------------

                                                [LOGO] 370 Seventeenth Street
                                                       Suite 2700
                                                       Denver, Colorado 80202

INVESTMENT ADVISER AND CO-ADMINISTRATOR

Tennessee Bank National Association
  Memphis, Tennessee

SUB-ADVISER - MONEY MARKET PORTFOLIOS

PNC Institutional Management Corporation
  Wilmington, Delaware

SUB-ADVISER - GROWTH & INCOME AND BOND PORTFOLIOS

Highland Capital Management Corporation
  Memphis, Tennessee

OFFICERS

Richard C. Rantzow, President
James Hyatt, Secretary
Mark Pougnet, Treasurer

TRUSTEES

Thomas M. Batchelor
John A. DeCell
L.R. Jalenak, Jr.
Larry W. Papasan
Richard C. Rantzow

ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc.
  Denver, Colorado

TRANSFER AND SHAREHOLDER SERVICING AGENT

Chase Global Funds Services Company
  Boston, Massachusetts

CUSTODIAN

Chase Manhattan Bank, N.A.
  New York, New York

NOT FDIC INSURED         [LOGO]                     [LOGO]
                         Investment Advisor         SPONSOR AND DISTRIBUTOR